SCHEDULE 14A
                            (Rule 14a-101)
               INFORMATION REQUIRED IN PROXY STATEMENT
                       SCHEDULE 14A INFORMATION
     Proxy Statement Pursuant to Section 14(a) of the Securities
                         Exchange Act of 1934

     Filed by the registrant
     Filed by a party other than the registrant
     Check the appropriate box:
       Preliminary proxy statement
       Definitive proxy statement
       Definitive additional materials
       Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                        KATY INDUSTRIES, INC.
           (Name of Registrant as Specified in Its Charter)

                        KATY INDUSTRIES, INC.
              (Name of Person(s) Filing Proxy Statement)

Payment of filing fee (Check the appropriate box):
       $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
       $500 per each party to the controversy pursuant to Exchange Act Rule
        14a-6(i)(3).
       Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

     (1)  Title of each class of securities to which transaction applies:


     (2)  Aggregate number of securities to which transactions applies:


     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:


     (4)  Proposed maximum aggregate value of transaction:


Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously.
Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1)  Amount previously paid:


     (2)  Form, schedule or registration statement no.:


     (3)  Filing party:


     (4)  Date filed:

                        KATY INDUSTRIES, INC.
      6300 S. Syracuse Way, Suite 300, Englewood, Colorado 80111
                            (303) 290-9300

              _________________________________________

               NOTICE OF ANNUAL MEETING OF STOCKHOLDERS

                              To Be Held

                           On June 8, 1995



To the Stockholders:

     The Annual Meeting of Stockholders of Katy Industries, Inc. will be held at The Metropolitan Club, 7800 E. Orchard Road, Greenwood Village, Colorado at 10:00 a.m. local time to consider and act upon the following matters:

     1. The election of eleven members of the Board of Directors to serve for a term of one year.

     2. The approval and adoption of the Katy Industries, Inc. Long-Term Incentive Plan for the Company's employees and other key individuals contributing to the success of the Company.

     3.   The approval and adoption of the Katy Industries, Inc.
          Nonemployee Director Stock Option Plan.

     4. The approval and adoption of the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan.

     5. The ratification of the selection by the Board of Directors of the firm of Deloitte & Touche LLP as independent auditors of Katy Industries, Inc. for the current year.

     6. The transaction of such other business as may properly come before the meeting or any adjournment thereof.

     The Board of Directors has fixed April 26, 1995 as the record date for determining stockholders entitled to be notified of and to vote at the meeting.
     Whether or not you expect to attend the meeting, you are urged to read the proxy statement, sign and date the enclosed proxy card and return it promptly in the enclosed envelope.

                              By Order of the Board of Directors



                                             Paul Kurowski
                                                Secretary

May 8, 1995                 THIS PAGE
                            INTENTIONALLY
                            LEFT BLANK


                          KATY INDUSTRIES, INC.
        6300 S. Syracuse Way, Suite 300, Englewood, Colorado 80111
                              (303) 290-9300
                 _________________________________________

                       PROXY STATEMENT RELATING TO
                     ANNUAL MEETING OF STOCKHOLDERS

                               To Be Held
                             On June 8, 1995
                _________________________________________

                              INTRODUCTION


     This proxy statement is furnished in connection with the solicitation of proxies in the accompanying form by the Board of Directors of Katy Industries, Inc. ("Katy" or the "Company"), for the Annual Meeting of Stockholders to be held on June 8, 1995 (the "Annual Meeting"). This proxy statement and accompanying proxy card are being mailed to stockholders commencing on or about May 8, 1995. The Annual Report to Stockholders for the year ended December 31, 1994 (the "Annual Report"), which includes audited financial statements of Katy and its consolidated subsidiaries, accompanies this Proxy Statement.

                     PURPOSES OF THE ANNUAL MEETING

Election of Directors

          At the Annual Meeting, stockholders entitled to vote will be asked to consider and vote on the election of eleven members of the Board of Directors to serve for a one year term. See "Solicitation and Voting Information" and "Election of Directors."

Katy Industries, Inc. Long-Term Incentive Plan

          At the Annual Meeting, stockholders will be asked to consider and vote on the approval and adoption of the Katy Industries, Inc. Long-Term Incentive Plan for the Company's employees and other key individuals contributing to the success of the Company. See "Proposal to Approve and Adopt the Katy Industries, Inc. Long-Term Incentive Plan."

Katy Industries, Inc. Nonemployee Director Stock Option Plan

          At the Annual Meeting, stockholders will be asked to consider and vote on the approval and adoption of the Katy Industries, Inc. Nonemployee Director Stock Option Plan. See "Proposal to Approve and Adopt the Katy Industries, Inc. Nonemployee Director Stock Option Plan."

Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan

          At the Annual Meeting, stockholders will be asked to consider and vote on the approval and adoption of the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan. See "Proposal to Approve and Adopt the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan."

Selection of Independent Auditors

          At the Annual Meeting, stockholders also will be asked to consider and ratify the selection of the firm of Deloitte & Touche LLP as the Company's independent auditors for the current year. See
"Ratification of Independent Auditors."

Other Business

          At the Annual Meeting, stockholders may also be asked to consider and act upon such other matters as may properly come before the meeting or any adjournment thereof. As of the date of this Proxy Statement, the Board of Directors is not aware of any other matters that will be presented for action at the Annual Meeting other than those matters described above.


                   SOLICITATION AND VOTING INFORMATION

Record Date; Outstanding Shares

          Stockholders of record at the close of business on April 26, 1995 (the "Record Date") are entitled to notice of and to vote at the Annual Meeting. As of the Record Date, there were outstanding and entitled to vote 9,076,387 shares of the Company's Common Stock, $1.00 par value per share (the "Common Stock").

Quorum and Voting

          The presence in person or by proxy of holders of a majority of the outstanding shares of Common Stock will constitute a quorum for the Annual Meeting. Abstentions and "broker non-votes" will be treated as present in determining whether the quorum requirement is satisfied. A "broker non-vote" occurs when a broker holding shares for a beneficial owner votes on one proposal pursuant to discretionary authority or instructions from the beneficial owner, but does not vote on another proposal because the broker has not received instructions from the beneficial owner and does not have discretionary power.

          Each share of Common Stock is entitled to one vote on each matter to come before the Annual Meeting. With regard to the election of directors, votes may be cast in favor or withheld. Directors will be elected by a plurality of the shares present in person or by proxy and entitled to vote on the election of directors. "Plurality" means that the individuals who receive the largest number of votes cast are elected as directors up to the maximum number of directors to be elected at the Annual Meeting. Consequently, any shares not voted (whether by abstention, broker non-vote or withholding authority) have no impact on the election of directors except to the extent the failure to vote for an individual results in another individual receiving a larger number of votes.

          The other matters identified above which are to be voted upon by stockholders at the Annual Meeting require for approval the affirmative vote of the holders of a majority of the shares present and entitled to vote at the meeting, provided a quorum is present. With respect to such other matters, a stockholder may (i) vote "For" the matter, (ii) vote "Against" the matter or (iii) "Abstain" from voting on the matter. A vote to abstain from voting on such matter has the same effect as of a vote against such matter. Broker non-votes will be treated as shares which are not present and entitled to vote with respect to such matters, although they will be counted for purposes of determining a quorum as described above. Accordingly, broker non-votes will not be counted in determining the required number of votes cast with respect to a particular proposal and will have no effect on the outcome of the voting on such proposal.


Proxies

          All shares represented by effective proxies will be voted as specified therein, or if no direction is indicated, they will be voted "For" the election of directors nominated by the Board of Directors and "For" each of the proposals set forth in the notice attached to this Proxy Statement. Each of such proposals is more fully described in this Proxy Statement. A stockholder executing and returning a proxy has the power to revoke it by notice to the Secretary of the Company prior to the Annual Meeting, by executing and returning a proxy bearing a later date or by attending the Annual Meeting and voting in person.

          Expenses of soliciting proxies will be borne by the Company. Solicitation will be by mail except for any incidental solicitation by telephone, telegram and personal calls by directors, officers and regular employees of the Company. The Company will also reimburse brokers and certain other persons for their charges and expenses in forwarding proxy materials to beneficial owners.


                           ELECTION OF DIRECTORS

          Eleven directors are to be elected at the Annual Meeting, each to serve for a one year term ending at the time of the 1996 Annual Meeting or until their successors shall be duly elected and qualified. The persons named in the accompanying proxy intend to vote the shares represented by the proxy for the election of the following eleven nominees: Philip E. Johnson, John R. Prann, Jr., William F. Andrews, Daniel B. Carroll, Wallace E. Carroll, Jr., Arthur R. Miller, William H. Murphy, Lutz R. Raettig, Charles W. Sahlman, Jacob Saliba and Glenn W. Turcotte. All of the nominees are currently directors of the Company.
For information concerning these nominees for director, see "Information Concerning Directors and Executive Officers", "Security Ownership of Management" and "Security Ownership of Certain Beneficial Owners". All of the nominees have indicated their willingness to serve as directors.


          IT IS THE INTENTION OF THE PERSONS NAMED IN THE ENCLOSED FORM OF PROXY TO VOTE "FOR" THE ELECTION OF THE ELEVEN NOMINEES FOR DIRECTOR INDICATED ABOVE. IF ANY NOMINEE BECOMES UNAVAILABLE TO SERVE FOR ANY REASON, THE PROXY WILL BE VOTED FOR A PERSON OR PERSONS TO BE SELECTED BY THE BOARD OF DIRECTORS. PROXIES CANNOT BE VOTED FOR A NUMBER OF NOMINEES GREATER THAN THE ELEVEN PERSONS NOMINATED BY THE BOARD OF DIRECTORS.




             MEETINGS AND COMMITTEES OF THE BOARD OF DIRECTORS

          The Board of Directors met nine times during 1994. Each director then in office attended at least 75% of those meetings and of the meetings of the committees of the Board of which he/she is a member. The Company's By-laws provide for an Executive Committee to which the Board of Directors has assigned all powers delegable by law. The Executive Committee met informally throughout the year, held numerous telephone conferences at intervals between meetings of the full Board of Directors and acted by unanimous consent without formal meetings. The Executive Committee presently consists of Wallace E. Carroll, Jr., Chairman, Philip
E. Johnson, Arthur R. Miller, William H. Murphy, John R. Prann, Jr., Charles W. Sahlman and Jacob Saliba. The Board of Directors also has an Audit Committee and a Compensation Committee. The Audit Committee presently consists of William H. Murphy, Chairman, Charles W. Sahlman and William F. Andrews, none of whom was an officer or employee of the Company during 1994. This Committee met three times during 1994. The Audit Committee reviews the results of the annual audit with the Company's independent auditors, reviews the scope and adequacy of the Company's internal auditing procedures and its system of internal controls, and reports its findings and recommendations to the Board of Directors. The Compensation Committee presently consists of Charles W. Sahlman, Chairman, William F. Andrews and William H. Murphy. This Committee, which reviews current and deferred compensation of all officers of the Company and for certain officers and key employees of its subsidiaries, held one meeting, met informally throughout the year and held numerous telephone conferences during 1994. The entire Board of Directors considers and selects nominees for director and does not maintain a separate nominating committee. The Company does not maintain a formal procedure for the selection of nominees for director by stockholders. However, stockholders may make nominations at the Annual Meeting.



          INFORMATION CONCERNING DIRECTORS AND EXECUTIVE OFFICERS

          The following table sets forth information as of April 25, 1995 with respect to those persons who are presently executive officers, directors or nominees for director of Katy. Each officer holds office until the next annual meeting of directors:

                          Principal Occupation                    Period of
                              and Business                         Service
                           Experience During          Other         as Katy
Name                Age    the Past Five Years     Directorships   Director
Philip E. Johnson   47     1994 to present:         OEA, Inc.      1990 to
                            Chairman of the                        present
                            Board of Katy
                           1994 to present:
                            President of LeWa
                            Company, a private
                            investment company
                           1993 to present:
                            Partner with
                            Bennington, Johnson,
                            Ruttum & Reeve, PC,
                            attorneys at law
                           1980 to 1993:
                            Partner with Mosley,
                            Wells, Johnson &
                            Ruttum PC, attorneys
                            at law

John R. Prann, Jr.   44    1993 to present:                         1994 to
                            President, Chief                        present
                            Executive Officer
                            and Chief Operating
                            Officer of Katy
                           1992 to 1994:
                            President of CRL,
                            Inc., a diversified
                            holding company
                           1990 to 1991:
                            President of Profile
                            Gear, Inc., a
                            manufacturing
                            company,
                            Libertyville, IL
                           1987 to 1990:
                            Partner of Deloitte &
                            Touche - valuation
                            and appraisal
                            services, Chicago,
                            IL

                           Principal Occupation                     Period of
                              and Business                          Service
                           Experience During          Other         as Katy
Name                Age    the Past Five Years     Directorships   Director

William F. Andrews   63     1995 to present:       Johnson         1991 to
                             Chairman of            Controls       present
                             Schrader, Inc.        Navistar
                             a manufacturer of     Harley Davidson
                             automotive and        Southern New
                             industrial valves      England Tele-
                            1992 to 1994:           communications
                             Chairman and CEO of    Corporation
                             Amdura Corporation    Corrections
                             and Utica Corp.,       Corp. of America
                             manufacturers of      MB
                             metal shears, waste    Communications
                             balers, compactors,   Northwestern
                             lifting equipment      Steel & Wire
                             and hardware           Company
                            1990 to 1991:          Black Box Corp.
                             President and CEO     Process
                             of UNR Industries,     Technology
                             a steel products       Holding, Inc.
                             firm
                            1989 to 1990:
                             President of Massey
                             Investment Company,
                             a private investment
                             company

Daniel B. Carroll     59    1982 to present:        ATP Manufact-      1994 to
                             Vice President Sales    uring, L.L.C.     present
                             ATP Manufacturing,     Newgrange, L.L.C.
                             L.L.C., a manufact-
                             urer of molded
                             polyurethane
                             components
Wallace E.
  Carroll, Jr.        57    1992 to present:                          1991 to
                             Chairman and                             present
                             Vice-President of
                             CRL, Inc., a
                             diversified holding
                             company
                            1987 to present:
                             Investor

Arthur R. Miller      44    1988 to present:       Schoen & Cie, AG    1988
                             Partner with Holleb                    to present
                             & Coff, attorneys
                             at law

William H. Murphy     63    1992 to present:       Schoen & Cie, AG    1979 to
                             Retired                                   present
                            1988 to 1992:
                            President of Katy

                          Principal Occupation                     Period of
                              and Business                         Service
                           Experience During         Other          as Katy
Name               Age    the Past Five Years     Directorships    Director

Lutz R. Raettig    52     1995 to present:       Schoen & Cie, AG    1991 to
                           Executive Vice        European            present
                           President and          Meffanine Fund
                           General Manager        Holding,
                           North America,         Curacao
                           Commerzbank AG,       European
                           New York               Technology
                          1993 to present:        Ventures S.A.,
                           Executive Vice         Luxemburg,
                           President and          Belgium
                           Head of Relationship  PMC, Personal
                           Management,            Management
                           Commerzbank AG,        Consult GmbH,
                           Frankfurt, Germany     Frankfurt,
                          1988 to 1993:           Germany
                           Executive Vice        Mora
                           President and Head     Beteiligunj,
                           of Investment          AG, Frankfurt,
                           Banking, Commerzbank   Germany
                           AG, Frankfurt,
                           Germany

Charles W. Sahlman  68    1987 to present:                           1972 to
                           President, Bee Gee                        present
                           Holding Company, Inc.,
                           a holding company for
                           subsidiaries engaged
                           in the harvesting and
                           processing of seafood

Jacob Saliba        81    1993 to present:         Compaganie des
                           Retired                  Entrepots et
                          1988 to 1993:             Gares
                           Chairman of the          Frigorifiques
                           Board of Katy           Emerging
                          1988 to 1993:             Germany Fund
                           Chief Executive         Schoen & Cie, AG
                           Officer of Katy         Syratech
                                                    Corporation

                          Principal Occupation                     Period of
                              and Business                         Service
                          Experience During          Other         as Katy
Name               Age    the Past Five Years       Directorships   Director

Glenn W. Turcotte  54     1992 to present:                            1995
                           Executive Vice
                           President of Katy
                          1983 to present:
                           President of Glit
                           Division of Hallmark
                           Holdings, Inc., a
                           subsidiary of Katy

Robert M. Baratta   65    1993 to present:
                           Vice President of Katy,
                          1990 to present:
                          President of Katy
                          Seghers, Inc. and
                          Savannah Energy
                          Systems Company,
                          subsidiaries of Katy

Michael G. Gordono  55   1993 to present:
                          Vice President of Katy
                         1987 to 1993:
                          President of Beehive,
                          Inc., a subsidiary
                          of Katy

Paul Kurowski       53   1994 to present:            Schoen & Cie, AG
                          Chief Financial
                          Officer, Treasurer
                          and Secretary of Katy
                         1993 to 1994:
                          Secretary, Acting
                          Chief Financial
                          Officer and Treasurer
                          of Katy
                         1977 to 1993:
                          Director of Taxes and
                          Assistant Treasure of Katy

                   SECURITY OWNERSHIP OF MANAGEMENT

     The following table sets forth, as of April 25, 1995, the number of shares of Common Stock of Katy beneficially owned by all directors individually, each of the named current executive officers listed in the "Summary of Cash and Certain Other Compensation" table ("the Named Executive Officers") and by all directors and executive officers as a group. Unless otherwise indicated, the nature of beneficial ownership is that of sole voting power and sole investment power.

                                             Amount and
                                             Nature of       Percent
                                             Beneficial      of
Name                                         Ownership       Class
William F. Andrews                            3,000            *
Wallace E. Carroll, Jr.                   3,103,741 (1) (2)   34.1%
Philip E. Johnson                         3,085,408 (1) (3)   34.0%
Arthur R. Miller                          3,424,452 (1) (4)   37.7%
William H. Murphy                             4,600            *
John R. Prann, Jr.                           15,000            *
Lutz R. Raettig                               3,000            *
Charles W. Sahlman                            3,000            *
Jacob Saliba                                  6,216            *
Daniel B. Carroll                             3,000            *
Glenn W. Turcotte                             8,000            *
Robert M. Baratta                             5,000            *
Michael G. Gordono                            5,000            *
Paul Kurowski                                 6,008            *

All directors and
executive officers of
Katy as a group (14
persons)                                  4,240,327 (1)      46.7%(1)

*    Indicates 1% or less

(1) Includes shares deemed beneficially owned by Wallace E. Carroll, Jr., Philip E. Johnson and Arthur R. Miller as a result of their shared beneficial ownership of certain shares held by members of the Wallace E. Carroll family as set forth under "Security Ownership of Certain Beneficial Owners". Amounts shown, except for the total of all directors and executive officers as a group, reflect multiple counting of shares where more than one person may be deemed to be the beneficial owner of such shares.

(2) See note (2) under "Security Ownership of Certain Beneficial Owners" for information concerning the beneficial ownership of shares by Wallace E. Carroll, Jr.

(3) See Note (6) under "Security Ownership of Certain Beneficial Owners" for information concerning the beneficial ownership of shares by Philip E. Johnson. Philip E. Johnson is also a trustee of an irrevocable trust established by Lelia H. Carroll, for the benefit of her descendants, that holds 500 shares of common stock of Sterling-Salem Corporation. Katy owns 80% of that corporation's outstanding common shares and the trust described above owns the remaining 20% of the outstanding shares. Sterling Salem Corporation has approximately $25,000 of assets, consisting of land, and does not currently conduct business.

(4) Arthur R. Miller holds 3,000 shares directly. Mr. Miller is a trustee of various WEC Jr. Trusts and DHC Trusts (as defined in the notes to "Security Ownership of Certain Beneficial Owners") collectively holding 938,584 shares and, accordingly, may be deemed to share beneficial ownership of such shares with the other trustees of such trusts. Mr. Miller, as a result of his position as trustee of certain of the WEC Jr. Trusts and DHC Trusts, may also be deemed to share beneficial ownership of 2,485,868 shares in the aggregate held by CRL, Inc. ("CRL") and LeWa Company ("LeWa"). Mr. Miller disclaims beneficial ownership of all shares owned by the WEC, Jr. Trusts, DHC Trusts, CRL and LeWa.



              SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

     The following table and notes set forth as of April 25, 1995, certain information regarding the beneficial ownership of those persons or entities, including certain members of the family of Wallace E. Carroll, former Chairman of the Board of Katy, since deceased (the "Carroll Family"), and related persons and entities, who are known to be the beneficial owners of more than five percent (5%) of the Common Stock of Katy.

     The following table reflects multiple counting of shares of the Common Stock of Katy where more than one of the persons identified below may be deemed to be a beneficial owner of such shares. Reference should be made to the notes below for a description of the nature of the beneficial ownership reported in the table below.

                                Amount and Nature                   Percent
 Name and Address                 of Beneficial                        of
Of Beneficial Owner                Ownership           Notes         Class
Wallace E. Carroll, Jr. and
  the WEC Jr. Trusts
  c/o CRL, Inc.
  6300 S. Syracuse Way, Suite 300
  Englewood, CO  80111               3,103,741    (1) (2) (7)       34.1%

Lelia Carroll and
  the LC Trusts
  c/o CRL, Inc.
  6300 S. Syracuse Way, Suite 300
  Englewood, CO  80111               3,107,475    (1) (3) (7)       34.2%

Denis H. Carroll and
  the DHC Trusts
  c/o CRL Industries, Inc.
  2345 Waukegan Rd.
  Suite S-200
  Bannockburn, IL 60015              3,120,057    (1) (4) (7)       34.3%

Barry J. Carroll and
  the BJC Trusts
  c/o Carroll International Corp.
  2430 Des Plaines Ave., Suite 303
  Des Plaines, IL  60018             2,691,813    (1) (5) (7)       29.7%

Philip E. Johnson
  c/o Bennington, Johnson, Ruttum
      & Reeve
  370 17th Street, #2480
  Denver, CO  80202                  3,085,408    (1) (6) (7)       34.0%

CRL, Inc.
  6300 S. Syracuse Way, Suite 300
  Englewood, CO  80111               2,054,280            (7)       22.6%

Gabelli Funds, Inc.
  One Corporate Center
  Rye, NY  10580-1434                1,980,000            (8)       21.8%

(1) Wallace E. Carroll, Jr., Denis H. Carroll, Barry J. Carroll and Lelia Carroll are the four children of Wallace E. Carroll and Lelia
     H. Carroll. Philip E. Johnson is the former husband of Lelia Carroll. Wallace E. Carroll, Jr. and Philip E. Johnson are directors of Katy. Daniel B. Carroll, who is also a director of Katy, is the first cousin of each of the four children of Wallace E. Carroll and Lelia H. Carroll.

     Members of the Carroll Family collectively beneficially own 48.8% of the outstanding Common Stock of Katy. Certain members of the Carroll family, including Wallace E. Carroll, Jr., Denis H. Carroll, Lelia Carroll and Philip E. Johnson and members of their immediate families have jointly filed a Statement on Schedule 13D reporting their beneficial ownership of Katy shares. Certain other members of the Carroll Family, including Barry J. Carroll and members of his immediate family have jointly filed a separate Statement on
     Schedule 13D reporting their beneficial ownership of Katy shares. Information concerning the shares reported owned by members of the Carroll Family is based upon the Company's review of its stock ownership records and such Schedule 13D filings.

     All members of the Carroll Family and the trusts and other entities controlled by them are parties to a Stock Purchase Agreement dated as of January 1, 1983, pursuant to which, among other things, each party has a right of first refusal to acquire certain shares of Katy Common Stock proposed to be sold by other parties thereto at the then current market value for such shares. As a part of a proposed reorganization of Carroll Family interests expected to be completed later in 1995, members of the Carroll Family are expected to terminate the foregoing Stock Purchase Agreement.

(2) Wallace E. Carroll, Jr. holds 87,950 shares directly and may be deemed to beneficially own 6,164 shares directly held by his wife, Amelia Carroll. Various Carroll Family trusts for the benefit of Wallace E. Carroll, Jr. and his descendants (the "WEC Jr. Trusts") collectively hold 467,088 shares. As a trustee of such trusts, Wallace E. Carroll, Jr. may be deemed to share beneficial ownership of the shares held by the WEC Jr. Trusts. Other trustees of certain of the WEC Jr. Trusts include Amelia Carroll, Arthur R. Miller and Philip E. Johnson. As a trustee of the Carroll Foundation, a private foundation (the "Carroll Foundation"), Wallace E. Carroll, Jr. may be deemed to share beneficial ownership of 40,170 shares held by such foundation. As the sole general partner of the WEC Partnership, Ltd., Wallace E. Carroll, Jr. may be deemed to beneficially own 16,501 shares held by such partnership. Wallace E. Carroll, Jr. may also be deemed to share beneficial ownership of the shares held by CRL and LeWa described below.

(3) Lelia Carroll holds 93,934 shares directly. Various Carroll Family trusts for the benefit of Lelia Carroll and her descendants (the "LC Trusts") collectively hold 467,971 shares. As a trustee of such trusts, Lelia Carroll may be deemed to share beneficial ownership of the shares held by the LC Trusts. Other trustees of certain of the LC Trusts include Amelia Carroll, Philip E. Johnson, Arthur R. Miller, John P. Corvino, Robert E. Kolek, Allen P. Lev and Brooke Johnson. As a trustee of the Carroll Foundation, Lelia Carroll may be deemed to share beneficial ownership of 40,170 shares held by such foundation. As the sole general partner of the LCJ Partnership, Ltd., Lelia Carroll may be deemed to beneficially own 19,532 shares held by such partnership. Lelia Carroll may also be deemed to share beneficial ownership of the shares held by CRL and LeWa described below.

(4) Denis H. Carroll holds 7,898 shares directly. Various Carroll Family trusts for the benefit of Denis H. Carroll and his descendants (the "DHC Trusts") collectively hold 471,496 shares. As a trustee of such trusts, Denis H. Carroll may be deemed to share
     beneficial ownership of the shares held by the DHC Trusts.    Other
     trustees of certain of the DHC Trusts include Arthur R. Miller and Paul L. Whiting. As a trustee of the Carroll Foundation, Denis H. Carroll may be deemed to share beneficial ownership of 40,170 shares held by such foundation. As a general partner of the Gage Partnership 1991, Ltd. ("Gage 91"), Denis H. Carroll may be deemed to beneficially own the 5,906 shares held by Gage 91. Denis H. Carroll may also be deemed to share beneficial ownership of the shares held by CRL and LeWa described below. Denis H. Carroll is also a trustee of the Marital Trust created under the Will of Wallace E. Carroll (the "Marital Trust") and an administrator of the Wallace E. Carroll Estate (the "Estate") and may be deemed to share beneficial ownership of the 55,121 and 53,598 shares, respectively, held by the Marital Trust and the Estate.

(5) Barry J. Carroll holds no shares directly. Various trusts for the benefit of Barry J. Carroll and his descendants (the "BJC Trusts") collectively hold 97,226 shares. As a trustee of such trusts, Barry
     J. Carroll may be deemed to share beneficial ownership of the shares held by the BJC Trusts. Barry J. Carroll is also a trustee of the Marital Trust and an administrator of the Estate and may be deemed to share beneficial ownership of the shares held by such entities. Barry Carroll may also be deemed to share beneficial ownership of the shares held by CRL and LeWa described below.

(6) Philip E. Johnson holds 5,550 shares directly. As a general partner of the Gage Partnership, Ltd., Gage Partnership 1989, Ltd. and Gage Partnership 1990, Ltd., and Gage 91, Mr. Johnson may be deemed to share beneficial ownership of the 7,691, 2,207, 5,272 and 5,906 shares, respectively, held by such partnerships. Mr. Johnson is a trustee of certain of the WEC Jr. Trusts holding 1,774 shares and certain of the LC Trusts holding 467,971 shares and, accordingly, may be deemed to share beneficial ownership of such shares. Mr. Johnson also is a trustee of the Marital Trust and an administrator of the Estate and may be deemed to share beneficial ownership of the shares held by such entities. As a result of his position as trustee of certain of the LC Trusts which are stockholders of CRL and LeWa, Mr. Johnson may also be deemed to share beneficial ownership of the shares held by CRL and LeWa.


(7) CRL holds 2,054,280 shares. Certain of the WEC Jr. Trusts, LC Trusts, DHC Trusts and BJC Trusts and Wallace E. Carroll, Jr., Lelia Carroll and the Estate hold all of the outstanding stock of CRL and may be deemed to share beneficial ownership of the Katy shares owned by CRL. LeWa holds 431,588 shares. Barry J. Carroll, Denis H. Carroll, Wallace E. Carroll, Jr., Lelia Carroll and certain of the WEC, Jr. Trusts, LC Trusts, DHC Trusts and BJC Trusts hold all of the outstanding common stock of LeWa and may be deemed to share beneficial ownership of the Katy shares held by LeWa. Upon consummation of the Carroll Family reorganization referred to above, it is expected that Wallace E. Carroll, Jr. and the WEC Jr. Trusts will beneficially own all of the Katy shares held by CRL and LeWa and that Lelia Carroll, Denis H. Carroll and Barry J. Carroll and their related trusts will cease to beneficially own a portion of such shares.


(8) Beneficial ownership is as reported on an Amendment No. 15 to Statement on Schedule 13D dated March 15, 1995 filed by the Gabelli Funds, Inc. and related parties.
Compliance with Section 16

     Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires Katy's directors, executive officers and persons who beneficially own greater than 10% of Katy's Common Stock to file reports of ownership and changes in ownership with the Securities and Exchange Commission (the "Commission"), and copies of such reports with the New York Stock Exchange and Katy. Based solely upon its review of copies of the Section 16 reports, the Company believes that during its fiscal year ended December 31, 1994, all of its directors, executive officers and greater than 10% beneficial owners were in compliance with their Section 16 filing requirements.

                        EXECUTIVE COMPENSATION

Summary of Cash and Certain Other Compensation

     The following table shows, for the years ending December 31, 1994, 1993 and 1992, the cash compensation paid by Katy and its subsidiaries, as well as certain other compensation paid or accrued for those years, to Katy's current Chief Executive Officer and the four other most highly compensated executive officers. Katy has not granted any stock options or restricted stock awards and has not paid any long-term incentive compensation nor made any long-term incentive awards to such executive officers during such periods.

                                                 Other         All
                                                Annual        Other
Name and Principal Position     Year  Salary     Bonus   Compensation(a)    Compensation(b)
John R. Prann (c)
  President, Chief Executive   1994  $241,400  $ 25,000    $49,200       $  8,768
  Officer and Chief Operating  1993   159,786    35,000       -              7,973
   Officer

Glenn W. Turcotte
  Executive Vice-President     1994   195,000   104,000    26,240           2,663
                               1993   164,904   124,769      -              2,579
                               1992   110,000   144,000      -              9,370

Robert M. Baratta
  Vice President               1994   175,000    16,000    16,400           9,891
                               1993   111,500    15,000      -              2,530

Michael G. Gordono
  Vice President               1994   160,000    10,000    16,400           4,243
                               1993   139,461    15,000      -              1,189

Paul Kurowski
  Chief Financial Officer,     1994   135,000    14,000    16,400           7,432
   Secretary and Treasurer     1993   109,500    25,000      -              3,468


(a) Includes the dollar value of the difference between the price paid for shares of Common Stock pursuant to the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan and the fair market value of such shares on the date of purchase. See "Proposal to Approve and Adopt the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan."


(b) Includes non-cash compensation consisting of personal use of corporate automobiles, club dues and medical expenses. To the extent used, such benefits are treated as additional wages for withholding and income tax purposes.

(c) Commenced employment on April 14, 1993. For 1993 and 1994, John R. Prann, Jr.'s salary and bonus were paid by CRL, a diversified holding company owned by members of the Carroll Family, for which Mr. Prann previously served as President until December 31, 1994. All such amounts paid by CRL to Mr. Prann for his services as an executive officer of Katy were reimbursed to CRL by Katy.

Supplemental Retirement and Deferral Plan

     On April 21, 1995, the Board of Directors approved the Katy Industries, Inc. Supplemental Retirement and Deferral Plan (the "Supplemental Plan"). Among other things, the Supplemental Plan allocated among select participants a portion of a $2.5 million retirement accrual recorded on the books of the Company. The allocation was completed considering past service, salary at December 31, 1994 and prior retirement benefits, with a stated minimum dollar amount allocated to each participant. These prior service allocations will remain frozen with no interest earned and will be paid out on the later of the participant's retirement or upon reaching age sixty-two (62). At such time, the amount allocated to a participant will be paid out in five (5) relatively equal annual installments. The entire allocation is subject to a lump sum payout upon a participant's death or permanent disability. Amounts allocated to each of the Named Executive Officers effective June 1, 1995 under the Supplemental Plan are as follows: John R. Prann, Jr., $37,883; Glenn W. Turcotte, $430,923; Robert M. Baratta, $107,021; Michael G. Gordono, $266,131; and Paul Kurowski, $305,908.

Compensation of Directors

     Directors who are not employees of Katy or its subsidiaries receive an annual retainer of $9,000 for service on the Board of Directors and up to $2,000 for attendance at each meeting of the Board or a committee thereof. Directors who are officers are not separately compensated as directors.

     Philip E. Johnson, Chairman of the Board of Directors, receives annual compensation from the Company of $100,000 for his services as Chairman. Mr. Johnson does not receive an additional annual retainer or fees for attending meetings. Mr. Johnson also receives an automobile allowance from the Company during his term as Chairman.

     On April 21, 1995, the Board of Directors adopted the Directors' Deferred Compensation Plan effective June 1, 1995 (the "Directors' Deferred Compensation Plan"). Pursuant to the Directors' Deferred Compensation Plan all directors' fees, retainers and other compensation paid for services as a director may be deferred until the respective director's attainment of age 62 or termination of service as a director for any reason, whichever is later. Deferred amounts may be invested in one or more investment alternatives offered by the Company which are expected to include a prime rate account, a balanced mutual fund, a "blue chip" equity fund and a "small-cap" or international fund. Distributions of deferred amounts may be made at the election of the director in lump sum or in five annual installments. Each director is given a thirty (30) day period prior to the beginning of a plan year during which an election must be made to participate in the Directors' Deferred Compensation Plan.

     Included in this Proxy Statement is a proposal which seeks stockholder approval of the Katy Industries, Inc. Nonemployee Director Stock Option Plan (the "Directors' Stock Option Plan"). The Directors' Stock Option Plan is intended to assist the Company in attracting and retaining nonemployee directors of outstanding qualification and to promote the achievement of long-term objectives of the Company by linking the personal interest of nonemployee directors to those of the Company's stockholders. If approved by stockholders, the Directors' Stock Option Plan will provide to nonemployee directors, in addition to the annual cash retainer and meeting fees described above, an annual grant of an option to acquire 2,000 shares of the Company's Common Stock. The exercise price of such options will be the fair market value of the shares on the date of grant. The Board of Directors recommends that stockholders vote in favor of the proposal to approve and adopt the Directors' Stock Option Plan. See "Proposal to Approve and Adopt the Katy Industries, Inc. Nonemployee Director Stock Option Plan."



   BOARD OF DIRECTORS' COMPENSATION COMMITTEE REPORT ON EXECUTIVE
COMPENSATION

     The Compensation Committee of the Board of Directors (the "Compensation Committee") presents the following report on executive compensation:

     The Compensation Committee presently consists of Charles W. Sahlman, Chairman, William F. Andrews and William H. Murphy. The Compensation Committee makes decisions on executive officer compensation and reports its decisions to the Board of Directors. The Compensation Committee also seeks approval of the Board of Directors on all aspects of compensation for the Chief Executive Officer ("CEO").

Compensation Philosophy

     The goals of the Company's compensation program are to align the economic interest of executive officers with those of stockholders, including Company financial objectives and market performance. The Compensation Committee seeks to adjust compensation levels, through competitive base salaries and bonus payments, based on individual and Company performance. The Compensation Committee reviews the executive compensation program annually in view of the Company's annual strategic and financial objectives and performance.

Compensation Program Components

     Annual compensation for the Company's CEO and executive officers, including the Named Executive Officers consists of two primary elements, base salary and annual cash bonuses. Salary and bonus levels reflect job responsibility, seniority, Compensation Committee judgments of individual effort and performance and the Company's financial and market performance, in light of the competitive environment in which the Company operates.

     Annual cash compensation is also influenced by the compensation practices of comparable companies so that the Company remains reasonably competitive in the market. While competitive pay practices are viewed as important, the Compensation Committee believes that the most important considerations in setting annual compensation are individual merit and the Company's financial and market performance. In considering the Company's financial and market performance, the Compensation Committee reviews, among other things, net income and revenues of the Company and share price performance relative to comparable companies and historical performance.

     In late 1994, the Company engaged an independent consulting firm to advise the Company on executive compensation issues. Based in part upon recommendations of the consultant, in April 1995, the Compensation Committee approved, and the Board of Directors thereafter approved and adopted, three new programs of compensation for key management. These programs include an Annual Bonus Plan, a Long-term Incentive Plan and a Supplemental Retirement and Deferral Plan. Stockholders are being asked to vote on the approval and adoption of the Long-Term Incentive Plan at the Annual Meeting. See "Proposal to Approve and Adopt the Katy Industries, Inc. Long-Term Incentive Plan."

     The Annual Bonus Plan, which will be effective as of January 1, 1995, will establish target bonus opportunities stated as a percentage of annual base salary for recommended key employees each year, including the CEO and the Named Executive Officers. If 100% of pre-established performance goals are met, the target bonus opportunity will be achieved by the employee. A higher or lower bonus can be earned if performance exceeds or falls short of targeted levels. The performance goals for 1995 are based on two financial measures for each division and for corporate: operating income (with a 60% weighting) and cash flow (with a 40% weighting).

     The Supplemental Plan will, among other things, allow participants to voluntarily defer up to 100% of their annual bonus and up to 50% of their base salary until retirement or employment termination. The Supplemental Plan will allow the Company to make a profit sharing allocation to all accounts of participants in an aggregate amount equal to two percent (2%) of pre-tax income, as determined by the Compensation Committee. Voluntary deferrals and profit sharing allocations will be invested at the election of the employee in four investment alternatives offered by the Company including: a prime rate account, a balanced mutual fund, a "blue-chip" equity fund and a "small-cap" or international fund. See "Executive Compensation - Supplemental Retirement and Deferral Plan" above.

     The Long-Term Incentive Plan will allow the Compensation Committee to provide equity-based compensation as a third element of the Company's annual compensation program. The Compensation Committee believes the Long-Term Incentive Plan will enable the Company to more closely align management compensation with stockholder interests. The terms of the Incentive Plan are described under "Proposal to Approve and Adopt the Katy Industries, Inc. Long-Term Incentive Plan."


Chief Executive Officer Compensation

     John R. Prann, Jr. became President in April 1993 and CEO in December 1993. Mr. Prann's salary and bonus for 1994 were based upon his experience and qualifications, responsibilities, individual effort and performance and the Company's performance.


Summary

     The Compensation Committee believes that the total compensation program for executive officers of the Company is appropriately related to individual performance and Katy's performance, including financial results of Katy and stockholder value. The Compensation Committee also believes Katy's compensation program is competitive with comparable companies and provides appropriate incentives for Katy's executive officers to work towards continued improvement in Katy's overall performance.

     Compensation Committee of the Board of Directors:

               Charles W. Sahlman, Chairman
               William F. Andrews
               William H. Murphy


     COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     The following is a description of certain relationships that exist with regard to certain members of the Compensation Committee and certain of Katy's executive officers who also serve or served as executive officers of, or transacted business with, Katy, its subsidiaries or certain related entities.

     The current members of the Compensation Committee are Charles W. Sahlman, William F. Andrews and William H. Murphy. During a portion of 1994, Philip E. Johnson, Denis H. Carroll and Jacob Saliba also served on the Compensation Committee.

     Charles W. Sahlman is President of Bee Gee Holdings, Inc. ("Bee Gee")
(a 39% owned Katy subsidiary) and of C.E.G.F. (USA), Inc. ("C.E.G.F.") (a 95% owned Katy subsidiary) and is a former Executive Vice President of Katy. In 1989 Katy loaned C.E.G.F., then a 25% owned subsidiary, $4,197,000 at prime interest rate plus 3/4%, maturing at December 31, 1994. In February, 1993 Katy purchased a 20% interest in C.E.G.F. from Bee Gee; and in March, 1994 Katy purchased a 50% interest in C.E.G.F. from a third party. These transactions resulted in C.E.G.F. becoming a 95% owned Katy subsidiary and resulted in the refinancing of the above described loan with an unrelated third party.

     William H. Murphy was President, Chief Operating Officer and Chief Financial Officer of Katy through the year ended December 31, 1992.

     Jacob Saliba was the Chairman of the Board of Directors of Katy through June 29, 1994 and was Chief Executive Officer of Katy through November 30, 1993.

     Philip E. Johnson is the current Chairman of the Board of Directors of Katy. Mr. Johnson is a partner in the Denver law firm of Bennington, Johnson, Ruttum & Reeve, P.C. which acted as counsel to Katy and its subsidiaries during 1994. See also "Certain Relationships and Related Transactions". Mr. Johnson also currently serves as President of Lewa Company, a Carroll family owned company.

     John R. Prann, Jr., Katy's President, Chief Executive Officer and Chief Operating Officer, served as President of CRL, a Carroll family-owned company until December 31, 1994 and as director of CRL until January 31, 1995.

     Wallace E. Carroll, Jr. a director of Katy, also serves as Chairman and Vice President of CRL.

                    STOCK PRICE PERFORMANCE GRAPH

     The graph below compares the yearly percentage change in the cumulative total stockholder return on the Company's Common Stock with the cumulative total return of the Dow Jones Industrial Average and the cumulative total return of the Dow Jones Independent Sector Index for the fiscal years ending December 31, 1989 through 1994. The graph below assumes $100 invested on December 31, 1989.


             Comparison Of 5-Year Cumulative Total Return


                           1989       1990       1991      1992    1993     1994

Katy Industries, Inc.       100        66         75        87      110      89
Dow Jones Industrial
Average                     100        99        124       133      155     163
Dow Jones Independent
Sector                      100        90        124       144      182     182






            CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     Katy is a joint venture partner with a major American oil company and a Japanese concern in an Indonesian oil and gas exploration project. During 1988 Katy assigned to certain entities controlled by the Carroll family, the right to receive fifty percent (50%) of Katy's revenues from the project after recovery of Katy's invested costs, which assignment was in consideration of past acts of financial support by those entities. During 1994 Katy wrote off its ($6,580,000) investment in this venture.

     Arthur R. Miller, general counsel and a director of Katy, is a partner in the Chicago law firm of Holleb & Coff which acted as counsel to Katy and its subsidiaries during 1994 and continues to serve in such capacity. During 1994 Katy paid $1,360,000 in legal fees to Holleb & Coff which included fees for Mr. Miller's service as general counsel.

     Philip E. Johnson, Chairman of the Board of Directors of Katy, is a partner in the Denver law firm of Bennington, Johnson, Ruttum & Reeve which acted as counsel to Katy and its subsidiaries during 1994. During 1994 Katy paid $280,000 in legal fees to Bennington, Johnson, Ruttum & Reeve.

     In 1989 Katy loaned C.E.G.F., then a 25% owned subsidiary of Katy, $4,197,000 at prime interest rate plus 3/4%, maturing at December 31, 1994. In February, 1993 Katy purchased a 20% interest in C.E.G.F. from Bee Gee and in March, 1994 Katy purchased a 50% interest in C.E.G.F. from a third party. These transactions resulted in C.E.G.F. becoming a 95% owned Katy subsidiary in 1994 and also resulted in the refinancing of the above described loan with an unrelated third party. Charles W. Sahlman, a Katy director, is President of Bee Gee and C.E.G.F.

     John R. Prann, Jr., the Company's President, Chief Executive Officer and Chief Operating Officer is a participant in the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan. Pursuant to the terms of such plan, Mr. Prann obtained a loan from the Company in the amount of $97,050 in connection with his purchase of shares of the Company's Common Stock under the plan in September 1994. Such loan bears interest at the applicable federal short-term rate, payable semi-annually and adjusted semi-annually. See "Proposal to Approve and Adopt the 1994 Key Employee and Director Stock Purchase Plan."


                 PROPOSAL TO APPROVE AND ADOPT THE
           KATY INDUSTRIES, INC. LONG-TERM INCENTIVE PLAN


Introduction

          At the Annual Meeting, the Company's stockholders will be requested to consider and act upon a proposal to adopt a long-term performance incentive plan to be known as the Katy Industries, Inc. Long-Term Incentive Plan (the "Incentive Plan"). On April 21, 1995, the Board of Directors adopted the Incentive Plan, subject to approval by the Company's stockholders. The Incentive Plan will have an effective date of January 1, 1995 if approved by the Company's stockholders at the Annual Meeting and will terminate ten years after its effective date. The purpose of the Incentive Plan is to optimize the growth and profitability of the Company through incentives to employees which are consistent with the Company's goals and which link the personal interests of employees to those of the Company's stockholders. The Incentive Plan is further intended to provide flexibility to the Company in its ability to attract, motivate, and retain the services of employees and other individuals who make significant contributions to the Company's success and to allow such persons to share in the success of the Company.

          Set forth below is a summary of certain important features of the Incentive Plan. The summary is qualified in its entirety by reference to the full text of the Incentive Plan attached as Appendix I to this Proxy Statement:

Administration

          The Incentive Plan will be administered by the Compensation Committee or such other committee of the Board as the Board may from time to time designate. Among other things, the Compensation Committee will have the authority to select officers, employees and other key individuals who perform significant services for the Company to whom awards may be granted ("Participants"), to determine the type of award as well as the number of shares of the Company's Common Stock to be covered by each award, and to determine the terms and conditions of any such awards. The Compensation Committee also will have the authority to adopt, alter and repeal such administrative rules, guidelines and practices governing the Incentive Plan as it deems advisable, to interpret the terms and provisions of the Incentive Plan and any awards issued thereunder and to otherwise supervise the administration of the Incentive Plan. All decisions made by the Compensation Committee pursuant to the Incentive Plan will be final and binding.

Eligibility

          Officers, employees and other key individuals who perform significant services for the Company designated by the Compensation Committee are eligible to be granted awards under the Incentive Plan. If the Incentive Plan is approved by stockholders, it is expected that initially, eighteen (18) persons will be designated as eligible to participate in the Incentive Plan by the Compensation Committee. See "New Plan Benefits" below.

Plan Features

          The Incentive Plan authorizes the issuance of up to 500,000 shares of the Company's Common Stock pursuant to the grant or exercise of stock options, including incentive stock options ("ISOs"), nonqualified stock options, stock appreciation rights ("SARs"), restricted stock and performance units or shares. The shares of Common Stock subject to grant under the Incentive Plan are to be made available from authorized but unissued shares, from treasury shares, reaquired shares or any combination thereof. Awards may be granted for such terms as the Compensation Committee may determine, except that the term of an option may not exceed ten years from its date of grant. No awards outstanding on the termination date of the Incentive Plan shall be affected or impaired by such termination. Awards will not be transferable, except by will and the laws of descent and distribution. The Compensation Committee has broad authority to fix the terms and conditions of individual award agreements with Participants.

          As indicated above, several types of stock based grants can be made under the Incentive Plan. A summary of these grants is set forth below:

          Stock Options. The Incentive Plan authorizes the Compensation Committee to grant options to purchase the Company's Common Stock at an exercise price which cannot be less than 100% of the fair market value of such stock on the date of grant. The Incentive Plan permits optionees, with the approval of the Compensation Committee, to pay the exercise price of options in cash, stock or a combination thereof, or by "cashless exercise" through a broker or the Company. The term of options shall be determined by the Compensation Committee but shall not be longer than ten years from the date of grant. The Compensation Committee will determine the time conditions under which options will become exercisable, and the extent to which they will be exercisable after the option holder's employment terminates. Generally, options will remain exercisable for not more than one year after the option holder's death or disability, not more than three years after the option holder's retirement and not more than thirty (30) business days after the option holder's employment terminates for any other reason. As noted above, options may be granted either as ISOs or nonqualified options. The principal difference between ISOs and nonqualified options is tax treatment. See "Federal Tax Information" below.

          SARs.  The Incentive Plan authorizes the Compensation
Committee to grant SARs in conjunction with all or part of any stock option granted under the Incentive Plan. An SAR entitles the holder to receive upon exercise the excess of the fair market value of a specified number of shares of stock at the time of exercise over a specified price per share. Such amount will be paid to the holder in stock (valued at its fair market value on the date of exercise), cash or a combination thereof, as the Compensation Committee may determine. An SAR will entitle the optionee, in lieu of exercising the option, to receive the excess of the fair market value of a share of stock on the date of exercise over the option price multiplied by the number of shares for which the optionee is exercising the SAR. Because an SAR is an alternative to an option, the option will be canceled to the extent that the SAR is exercised, and the SAR will be canceled to the extent the option is exercised.

          Restricted Stock. The Incentive Plan authorizes the Compensation Committee to grant restricted stock to Participants with such restriction periods as the Compensation Committee may designate. The Compensation Committee may also provide at the time of grant that restricted stock cannot vest unless specific performance goals are satisfied. The provisions of restricted stock awards (including any applicable performance goals) need not be the same with respect to each Participant. During the restriction period, the stock certificates evidencing restricted shares are held by the Company. Restricted stock may not be sold, assigned, transferred, pledged or otherwise encumbered. Restricted stock may be subject to forfeiture upon termination of employment, unless otherwise provided by the Compensation Committee in an individual award agreement. Other than restrictions on transfer and any other restrictions the Compensation Committee may impose, the Participant will have all the rights of a holder of Common Stock, including dividend and voting rights, that is the subject of the restricted stock award. The Company performance measures to be used for purposes of grants of restricted stock must be chosen from among specified alternatives which include: return on assets, cash flow, return on investment, earnings before income taxes or net earnings.

          Performance Units or Shares. The Incentive Plan authorizes the Compensation Committee to grant performance units or shares payable in cash or shares of the Company's Common Stock, conditioned upon continued service and/or the attainment of specific performance goals determined by the Compensation Committee during a performance period. A performance period consists of a period of consecutive fiscal years or portions thereof designated by the Compensation Committee over which performance goals must be met. At the conclusion of a particular performance period, the Compensation Committee will determine the number of performance units or shares granted to a Participant that have been earned and will deliver to such Participant (i) the number of shares of Common Stock equal to the number of performance units or shares determined by the Compensation Committee to have been earned and/or (ii) cash equal to the fair market value of such units or shares. The Compensation Committee may, in its discretion, permit Participants to defer the receipt of performance units or shares, provided that the election to defer payment is made prior to the commencement of the applicable performance period. The Company performance measures to be used for performance units or shares are the same as those described above for restricted stock awards. In the event the employment of a Participant is terminated by reasons of death, disability or retirement during a performance period, the Participant shall receive a prorated payout of the performance share or unit determined by the Compensation Committee in its sole discretion.

          Other Incentive Awards. The Incentive Plan also authorizes the Compensation Committee, subject to the terms and provisions of the Incentive Plan, to grant other incentive awards upon such terms as determined by the Compensation Committee. Such awards shall specify applicable performance periods, performance goals and such other provisions as the Compensation Committee shall determine. The performance measures to be used for such awards are the same as those described above for restricted stock awards.

Amendment and Discontinuance

          The Incentive Plan may be amended, altered or discontinued by the Board of Directors, but no amendment, alteration or discontinuance may be made that would (i) adversely affect in any material way any award previously granted under the Incentive Plan without the written consent of the Participant, or (ii) disqualify transactions under the Incentive Plan from the exemption provided by Rule 16b-3 ("Rule 16b-3") under the Exchange Act.

          The Incentive Plan provides that in the event of any change in corporate capitalization, such as a stock split, or a corporate transaction, such as any merger, consolidation, separation, spin-off or other distribution of stock or property, or any reorganization or partial or complete liquidation of the Company, the Compensation Committee may make such adjustment in the aggregate number and kind of shares reserved for issuance under the Incentive Plan, in the number, kind and option price of shares subject to outstanding stock options and SARs, and in the number and kind of shares subject to other outstanding awards granted under the Incentive Plan as may be determined to be appropriate by the Compensation Committee, in its sole discretion, to prevent dilution or enlargement of rights. The Incentive Plan also provides that in the event of a Change in Control of the Company, as defined below, (i) any SARs and stock options outstanding as of the date of the Change in Control which are not then exercisable and vested will become fully exercisable and vested, (ii) the restrictions applicable to restricted stock will lapse and such restricted stock will become free of all restrictions and fully vested, and (iii) all performance units or shares will be considered to be fully earned and any other restrictions will lapse and such performance units or shares will be settled in cash within thirty (30) days following the effective date of the Change in Control. The payout of awards subject to performance goals will be a pro rata portion of all targeted award opportunities associated with such awards based on the number of complete and partial calendar months within the performance period which had elapsed as of the effective date of the Change in Control. The Compensation Committee will also have the authority, subject to the limitations set forth in the Incentive Plan, to make any modifications to awards as determined by the Compensation Committee to be appropriate before the effective date of the Change in Control.

          For purposes of the Incentive Plan, "Change in Control" of the Company means, and shall be deemed to have occurred upon, any of the following events: (a) any person (other than those persons in control of the Company as of the effective date of the Incentive Plan, a trustee or other fiduciary holding securities under an employee benefit plan of the Company or a corporation owned directly or indirectly by the stockholders of the Company in substantially the same proportions as their ownership of stock of the Company) becomes the beneficial owner, directly or indirectly, of securities of the Company representing thirty percent (30%) or more of the combined voting power of the Company's then outstanding securities; or (b) during any period of two (2) consecutive years (not including any period prior to the effective date), individuals who at the beginning of such period constitute the Board of Directors (and any new director, whose election by the Company's stockholders was approved by a vote of at least two-thirds (2/3) of the directors then still in office who either were directors at the beginning of the period or whose election or nomination for election was so approved), cease for any reason to constitute a majority thereof; or (c) the stockholders of the Company approve: (i) a plan of complete liquidation of the Company; or (ii) an agreement for the sale or disposition of all or substantially all the Company's assets; or (iii) a merger, consolidation or reorganization of the Company with or involving any other corporation, other than a merger, consolidation, or reorganization that would result in the voting securities of the Company outstanding immediately prior thereto continuing to represent at least fifty percent (50%) of the combined voting power of the voting securities of the Company (or such surviving entity) outstanding immediately after such merger, consolidation or reorganization.

Federal Tax Information

          The following discussion is intended only as a brief summary of the federal income tax rules that are generally relevant to stock options, SARs, restricted stock and performance units or shares. The following discussion is based on federal income tax law and interpretational authorities as of the date of this Proxy Statement, which are subject to change at any time.

          Nonqualified Options and SARs. Upon the grant of a nonqualified option (with or without an SAR), the optionee will not recognize any taxable income and the Company will not be entitled to a deduction. Upon the exercise of such an option or an SAR, the excess of the fair market value of the shares acquired on the exercise of the option over the option price (the "spread"), or the consideration paid to the optionee upon exercise of the SAR, will constitute compensation taxable to the optionee as ordinary income. In determining the amount of the spread or the amount of consideration paid to the optionee, the fair market value of the stock on the date of exercise is used, except that in the case of an optionee subject to the six-month, short-swing profit recovery provisions of Section 16(b) of the Exchange Act (generally officers and directors of the Company), the fair market value will be determined six months after the date on which the option was granted (if such date is later than the exercise date) unless such optionee elects to be taxed based on the fair market value at the date of exercise. Any such election (a "Section 83(b) election") must be made and filed with the IRS within 30 days after exercise in accordance with the regulations under Section 83(b) of the Internal Revenue Code (the "Code"). The Company, in computing its federal income tax, will generally be entitled to a deduction in an amount equal to the compensation taxable to the optionee.

          ISOs. An optionee will not recognize taxable income on the grant or exercise of an ISO. However, the spread at exercise will constitute an item includible in alternative minimum taxable income, and thereby may subject the optionee to the alternative minimum tax. Such alternative minimum tax may be payable even though the optionee receives no cash upon the exercise of the ISO with which to pay such tax. Upon the disposition of shares of stock acquired pursuant to the exercise of an ISO after the later of (a) two years from the date of grant of the ISO or (b) one year after the exercise date (the "ISO Holding Period"), the optionee will recognize long-term capital gain or loss, as the case may be, measured by the difference between the stock's selling price and the exercise price. The Company is not entitled to any tax deduction by reason of the grant or by reason of a disposition of stock received upon exercise of an ISO if the ISO Holding Period is satisfied. If the ISO Holding Period is not met (i.e., the optionee makes a "disqualifying disposition"), the optionee will recognize compensation income equal to the difference between the exercise price and the lower of (i) the fair market value of the stock at the date of the option exercise or (ii) the sale price of the stock, and the Company will be entitled to a deduction in the same amount. Any additional gain or loss recognized on a disqualifying disposition of the shares will be characterized as capital gain or loss.

          Restricted Stock. A Participant who is granted restricted stock may make a Section 83(b) election to have the grant taxed as compensation income at the date of receipt, with the result that any future appreciation (or depreciation) in the value of the shares of stock granted will be taxed as a capital gain (or loss) upon a subsequent sale of the shares. However, if the Participant does not make a Section 83(b) election, then the grant will be taxed as compensation income at the full fair market value on the date that the restrictions imposed on the shares expire. Unless a Participant makes a Section 83(b) election, any dividends paid on stock subject to the restrictions are compensation income to the Participant and compensation expense to the Company. Subject to applicable provisions of the Code and regulations thereunder, the Company will generally be entitled to an income tax deduction for any compensation income taxed to the Participant.

          Performance Units or Shares. A Participant who has been granted a performance unit or share will not realize taxable income until the applicable performance period expires and the Participant is in receipt of the stock subject to the award or an equivalent amount of cash, at which time the Participant will realize ordinary income equal to the full fair market value of the shares delivered or the amount of cash paid. Subject to applicable provisions of the Code and regulations thereunder, at that time, the Company generally will be allowed a corresponding tax deduction equal to the compensation taxable to the award recipient.

New Plan Benefits

          The following table sets forth information with respect to the grant of stock options to the Named Executive Officers, to all current executive officers as a group and to all other (non-executive officer) employees as a group, expected to be made by the Compensation Committee following stockholder approval of the Incentive Plan:

                       Katy Industries, Inc.
                      Long-Term Incentive Plan




Name of Individual or
Identity of Group and Position        Number of Shares
                                     Covered by Options       Dollar Value ($)1
John R. Prann, Jr.
President, Director,
Chief Executive Officer
and Chief Operating Officer                 15,000                 --

Glenn W. Turcotte
Executive Vice President                     8,000                 --

Robert M. Baratta
Vice President                               4,000                 --

Michael G. Gordono
Vice President                               4,000                 --

Paul Kurowski
Chief Financial Officer,
Secretary and Treasurer                      4,000                 --

All current executive officers as a
group (5 persons)                           35,000                 --

All other (non-executive officer)
employees and other participants as
a group (13 persons)                        25,000                 --

____________________
1    All options will have an exercise price equal to the fair market value on the date of grant and, therefore, do not have a readily ascertainable value.

Vote Required

          Approval of the Incentive Plan requires the affirmative vote of the holders of a majority of the shares of the Company's Common Stock present in person, or by proxy, at the Annual Meeting.

Recommendation

          THE BOARD OF DIRECTORS BELIEVES THAT APPROVAL OF THE INCENTIVE PLAN IS IN THE BEST INTEREST OF THE COMPANY AND ALL STOCKHOLDERS AND, ACCORDINGLY, RECOMMENDS A VOTE FOR APPROVAL AND ADOPTION OF THE INCENTIVE PLAN. Your proxy will be so voted unless you specify otherwise.


      PROPOSAL TO APPROVE AND ADOPT THE KATY INDUSTRIES, INC.
               NONEMPLOYEE DIRECTOR STOCK OPTION PLAN

Introduction

          At the Annual Meeting, the Company's stockholders will be requested to consider and act upon a proposal to approve and adopt an incentive stock plan to be known as the Katy Industries, Inc. Nonemployee Director Stock Option Plan (the "Directors' Stock Option Plan"). On April 21, 1995, subject to approval by stockholders, the Company's Board of Directors adopted the Directors' Stock Option Plan. The Directors' Stock Option Plan will have an effective date of June 1, 1995 if approved by the Company's stockholders at the Annual Meeting and will terminate ten years after its effective date. The purpose of the Directors' Stock Option Plan is to promote the achievement of long-term objectives of the Company by linking the personal interests of nonemployee directors to those of the Company's stockholders and to attract and retain nonemployee directors of outstanding qualifications. By increasing the stock ownership of the Company's nonemployee directors, the interests of nonemployee directors will be more closely aligned with the interests of the Company's stockholders.

Plan Features

          The principal features of the Directors' Stock Option Plan are summarized below. The summary is qualified in its entirety by reference to the full text of the Directors' Stock Option Plan attached as Appendix II to this Proxy Statement.

          Pursuant to the terms of the Directors' Stock Option Plan, each person who is not an employee of the Company or a participant in the Incentive Plan and who is elected or re-elected as a director of the Company by the stockholders at any annual meeting of stockholders (commencing with the 1995 Annual Meeting) shall receive, as of the date immediately following the date of the annual meeting, a non-qualified option to purchase 2,000 shares of the Company's Common Stock. Each such option will have a ten-year term and will be exercisable beginning on the date of grant at an option exercise price equal to 100 percent of the fair market value of the shares of Common Stock on the date of grant. The options will not be transferable except by will or the laws of descent and distribution and may be exercised during an option holder's lifetime only by him or her.

          The Company will receive no consideration upon the grant of options under the Directors' Stock Option Plan. The exercise price of an option must be paid in full upon exercise. Payment may be made in cash, check or, in whole or in part, in shares of Common Stock of the Company already owned by the person exercising the option, valued at fair market value.

          The total number of shares of Common Stock of the Company that may be subject to options issued pursuant to the Directors' Stock Option Plan is 200,000. This number and the terms of outstanding options are subject to automatic adjustment in the event of reorganization, merger, consolidation, recapitalization, stock splits, combination or exchange of shares, stock dividends or other similar events. The Board may from time to time make such amendments to the Directors' Stock Option Plan as it may deem proper and in the best interest of the Company without further approval of the Company's stockholders, provided that to the extent required to qualify transactions under the Directors' Stock Option Plan for exemption under Rule 16b-3, no amendment to the Directors' Stock Option Plan will be adopted without further approval of the Company's stockholders. In addition, the Board may terminate the Directors' Stock Option Plan at any time.

          If the Directors' Stock Option Plan is approved by stockholders, eight nonemployee directors will each receive on the day immediately following the Annual Meeting a grant of a non-qualified option to purchase 2,000 shares. See "New Plan Benefits" below.

Federal Tax Information

          Under current law certain of the federal income tax consequences to non-employee directors and the Company under the proposed Directors' Stock Option Plan should generally be as follows: A director to whom a non-qualified stock option is granted will not recognize income at the time of grant of such option. When a director exercises the stock option, the director will recognize ordinary compensation income equal to the difference, if any, between the exercise price paid and the fair market value, as of the date of option exercise, of the shares the director receives. Subject to applicable provisions of the Code and regulations thereunder, the Company will generally be entitled to a federal income tax deduction in respect of non-qualified stock options in an amount equal to the ordinary compensation income recognized by the director as described above. The discussion set forth above does not purport to be a complete analysis of the potential tax consequences relevant to recipients of options or to the Company. The foregoing discussion is based on federal income tax law and interpretational authorities as of the date of this Proxy Statement, which are subject to change at any time.

New Plan Benefits

          The following table sets forth the number of shares of Common Stock underlying the annual stock option grants beginning in 1995 to each nonemployee director and all of the Company's non-employee directors as a group. The table assumes that eight non-employee directors will each receive a grant of an option to purchase 2,000 shares of Common Stock immediately following the 1995 Annual Meeting.

                       Katy Industries, Inc.
              Non-Employee Director Stock Option Plan



Name of Individual and Group       Number of Shares
                                  Covered by Options       Dollar Value ($)1
William F. Andrews                       2,000                     --

Daniel B. Carroll                        2,000                     --

Wallace E. Carroll, Jr.                  2,000                     --

Philip E. Johnson                        2,000                     --

William H. Murphy                        2,000                     --

Lutz R. Raettig                          2,000                     --

Charles W. Sahlman                       2,000                     --

Jacob Saliba                             2,000                     --

Non-Employee Director Group
(8 persons)                             16,000                     --


____________________

1 All options will have an exercise price equal to the fair market value on the date of grant and, therefore, do not have a readily ascertainable value.

Vote Required for Approval

          Approval of the Directors' Stock Option Plan requires the affirmative vote of the holders of a majority of the shares of the Company's Common Stock present in person, or by proxy, at the Annual Meeting.

          THE BOARD OF DIRECTORS BELIEVES THAT APPROVAL OF THE
DIRECTORS' STOCK OPTION PLAN IS IN THE BEST INTEREST OF THE COMPANY AND ALL STOCKHOLDERS AND, ACCORDINGLY, RECOMMENDS A VOTE FOR APPROVAL AND ADOPTION OF THE DIRECTORS' STOCK OPTION PLAN. Your proxy will be so voted unless you specify otherwise.


                 PROPOSAL TO APPROVE AND ADOPT THE
         1994 KEY EMPLOYEE AND DIRECTOR STOCK PURCHASE PLAN


Introduction

          In September, 1994, the Board of Directors of the Company adopted, subject to stockholder approval, the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan (the "Purchase Plan"). The Purchase Plan was adopted to permit eligible key employees and directors of the Company to purchase shares of the Company's Common Stock at sixty-five percent (65%) of fair market value and, therefore, create an immediate stockholder perspective in key management through ownership of the Common Stock of the Company. Historically, members of management and directors who were not members of the Carroll Family did not have significant stock holdings in the Company. The Board of Directors adopted the Purchase Plan to allow the Company to become more representative of the vast majority of publicly-traded companies which have adopted plans intended to facilitate stock ownership by management and directors.

          The Board of Directors adopted the Purchase Plan to enable a grant of purchase rights to be made to management and directors in late 1994. See "Purchase of Shares" below. The Board of Directors does not intend to make any future awards under the Purchase Plan to management or directors. Assuming stockholder approval of the Incentive Plan and Directors' Stock Option Plan, all future stock-based awards will be made under those plans. The Company is submitting the Purchase Plan for stockholder approval at the Annual Meeting to satisfy the stockholder approval requirements of the Exchange Act and the rules of the New York Stock Exchange.

          Set forth below is a summary of the principal features of the Purchase Plan, which summary is qualified in its entirety by reference to the full text of the Purchase Plan attached as Appendix III to this Proxy Statement.

Shares Available for Purchase

          The maximum number of shares of Common Stock available to issue for purchase under the Purchase Plan is 75,000, all of which are treasury shares. The maximum number of shares of Common Stock available to issue for purchase under the Purchase Plan by all directors in the aggregate is 52,000. Shares purchased under the Purchase Plan are purchased from the Company, which receives the purchase price paid for the shares of Common Stock. See "Purchase of Shares" below.

Eligibility

          Key employees and directors of the Company or its subsidiaries designated by the Board of Directors are eligible to participate in the Purchase Plan. Under the terms of the Purchase Plan, the Board of Directors designates the maximum number of shares available for purchase for each participant.

Purchase of Shares

          The right to purchase shares of Common Stock pursuant to the Purchase Plan is made available during a sixty (60) day offering period (the "Offering Period") established by the Compensation Committee. The purchase price for shares of Common Stock elected to be purchased during the Offering Period is equal to sixty-five percent (65%) of the Market Value. "Market Value" is equal to the weighted mathematical average price for all shares traded on the New York Stock Exchange for the five trading days immediately preceding the commencement of the Offering Period.

          The Offering Period established by the Compensation Committee was from September 26, 1994 to November 25, 1994. Approximately 68,000 shares of Common Stock were offered during this period to fifteen (15) officers and directors of the Company. During the Offering Period, 59,000 shares were purchased by twelve (12) of such persons. See "New Plan Benefits" below.

Loans to Participants

          Under the terms of the Purchase Plan, participants are entitled to obtain a loan (a "Loan") from the Company in an amount equal to the aggregate purchase price of shares to be purchased by such participant. All Loans are due and payable in full upon demand, or if no demand on the fifth anniversary of the date of the promissory note evidencing the Loan unless expressly extended by the Company. Interest on the principal amount of any Loan from time to time outstanding during the year is due and payable semi-annually on June 30 and December 31 of each year. Each Loan initially bears interest at a rate per annum equal to the Applicable Federal Short-Term Rate, compounded semi-annually, in effect for the month in which the Loan is initially made. The interest rate is adjusted semi-annually on July 1 and January 1 to the Applicable Federal Short-Term Rate in effect for the months of July and January, respectively. Notwithstanding the foregoing, if a Participant ceases to be an employee or director of the Company or a subsidiary for any reason (other than death or disability), the interest rate increases to the Prime Rate, as defined in the Purchase Plan, as of such date plus one percent (1%), compounded semi-annually. "Applicable Federal Short-Term Rate" is defined in the Purchase Plan as the applicable Federal short-term rate, compounded semi-annually, provided by the Internal Revenue Service on a monthly basis, as published in The Wall Street Journal. A participant is permitted to repay the balance of any Loan outstanding without notice, premium or penalty at any time.

          In the event of the death of a participant before repayment in full of the balance of any Loan, such participant's legal representative has the option to participate in the Purchase Plan in lieu of the participant, provided notice of the intent to participate is given to the Company within six (6) months after the date of death of the participant; otherwise the unpaid balance of such Loan becomes due and payable upon the expiration of such six (6) month period.

          All shares of Common Stock purchased by a participant pursuant to the Purchase Plan, and the certificates representing such shares (together with a stock power of attorney in blank to transfer the shares signed by the participant with a medallion signature guarantee) are immediately pledged with the Company as security for repayment of the Loan. Notwithstanding the pledge of the shares, the participant is noted on the records of the transfer agent as a stockholder of the number of shares subscribed for by such participant and such participant is entitled to receive all dividends or other distributions declared and paid thereon. In the event of a failure by a participant to repay all or any portion of the Loan upon demand or maturity, the Company shall be entitled to repurchase the shares subject to the Loan at the Market Value (determined based upon the weighted mathematical average of the trading price for shares on the five trading days preceding the date of repurchase) or sell, on the participant's behalf, in the open market and without further notice to the participant, the shares of the participant pledged with the Company as security and the net proceeds shall be applied to payment of interest and principal then due and payable. The balance of the net proceeds in excess of the amount required to repay all outstanding Loans shall be paid promptly to the participant. In the event the net proceeds received by the Company are not sufficient to repay all outstanding Loans of the participant, the participant is required to pay to the Company the amount of any deficiency within thirty (30) days after the Company gives written notice of such deficiency to the participant.

          All purchases by management and directors reported under "New Plan Benefits" below were financed by such persons pursuant to Loans from the Company on the terms described above. See also "Certain Relationships and Related Transactions."

Election to Participate

          Following the establishment of the Offering Period by the Compensation Committee, the Company notified each participant of their designation as a participant, the maximum shares available for purchase and maximum available Loan. In order to participate, the participant was required to execute and return to the Company a completed election form, promissory note and stock power of attorney in the form furnished to such participant by the Company.

Transferability

          No right or interest of any participant in any of the shares is assignable or transferable, in whole or in part, either directly or by operation of law or otherwise in any manner, but excluding by operation of the laws of descent and distribution, for a period of twenty-four (24) months from the date of purchase; and the participant is not permitted to mortgage, hypothecate, pledge or otherwise encumber the shares in respect of which the related loan remains outstanding and which continue to be pledged with the Company as security for repayment of such Loan.

Amendment, Termination and Adjustment

          From time to time the Board of Directors may amend or waive any provisions of the Purchase Plan but no amendment or waiver of the Purchase Plan or any termination of the Purchase Plan shall adversely affect the rights of any participant at the date of such amendment or waiver pursuant to the terms of the Purchase Plan. The Board of Directors may not, following initial stockholder approval of the Purchase Plan, without further stockholder approval, amend the Purchase Plan to increase the number of shares which may be issued under the Purchase Plan, including the maximum number of shares available for purchase by directors, or remove the authority of the Compensation Committee.

          Subject to the foregoing, the Board of Directors may terminate the Purchase Plan at any time, the effect of such termination being that no further shares of Common Stock may be issued under the Purchase Plan after such termination.

Administration

          The Board of Directors designates eligible participants, the number of shares of Common Stock such participant may purchase and the maximum Loan available to such participant. All other aspects of the Purchase Plan, including the designation of the Offering Period, are administered by the Compensation Committee. The Compensation Committee has full and final discretion to interpret the provisions of the Purchase Plan. All decisions and interpretations made by the Compensation Committee are binding and conclusive upon the participants and the Company.

Federal Tax Information

          The following discussion is intended only as a general summary of certain of the federal income tax consequences arising from the purchase of shares of Common Stock pursuant to the Purchase Plan and the subsequent disposition of such shares.

          The Purchase Plan is not intended to qualify as an "employee stock purchase plan" as defined in Section 423 of the Code. Accordingly, upon election to purchase shares of Common Stock under the Purchase Plan, participants are taxed on the discount at purchase (measured by the difference in the discounted purchase price and the fair market value of the shares on the date of purchase) at ordinary income tax rates. The Company is entitled to a deduction equal to the amount a participant reports as ordinary income as a result of the purchase of shares.
Assuming compliance with the restrictions on transfer and that the employee has held the shares for two years prior to sale, if a participant sells shares the participant will be taxed at capital gains rates on the difference between the sales price and the fair market value on the original purchase date. Any dividends paid on shares must be reported as ordinary income in the year paid. The Loans will bear interest at an adjustable rate so that the outstanding amounts will bear interest at all times at or above the applicable Federal rate. Accordingly, participants should not be required to recognize any compensation income based upon the interest rate payable on the Loans.

New Plan Benefits

          The following table sets forth the shares of Common Stock purchased by the named Executive Officers, by all current executive officers as a group, all directors and all directors as a group. The participants in the Purchase Plan include only executive officers and directors.

                       Katy Industries, Inc.
         1994 Key Employee and Director Stock Purchase Plan



Name of Individual or
Identity of Group and Position      Number of
                                    Shares
                                    Purchased      Dollar Value
                                                     ($)1         Loan Amount2

John R. Prann, Jr.
President, Chief Executive
Officer, Chief Operating
Officer and Director                15,000          $49,200        $97,050

Glenn W. Turcotte
Executive Vice President             8,000          $26,240        $51,760

Robert M. Baratta
Vice President                       5,000          $16,400        $32,350

Michael G. Gordono
Vice President                       5,000          $16,400        $32,350

Paul Kurowski
Chief Financial Officer,
Secretary and Treasurer              5,000          $16,400        $32,350

William F. Andrews
Director                             3,000          $ 9,840        $19,410

Daniel B. Carroll
Director                             3,000          $ 9,840        $19,410

Arthur R. Miller
Director                             3,000          $ 6,840        $19,410

William H. Murphy
Director                             3,000          $ 9,840        $19,410

Lutz R. Raettig
Director                             3,000          $ 9,840        $19,410

Charles W. Sahlman
Director                             3,000          $ 9,840        $19,410

Jacob Saliba
Director                             3,000          $ 9,840        $19,410

All current executive officers
as a group (5 persons)              38,000         $124,640       $245,860


All nonemployee directors as a
group (7 persons)                   21,000          $65,880       $135,870

____________________
1    Dollar value is based upon the number of shares purchased multiplied by the difference, adjusted for rounding, between (i) the fair market value of the shares purchased on the date of purchase and
     (ii) the discount purchase price pursuant to the terms of the
     Purchase Plan.

2 Loan amount reflects principal balance of the Loan incurred by Participant to purchase shares pursuant to the terms of the Purchase
          Plan.

Vote Required

          Approval and adoption of the Purchase Plan requires the affirmative vote of the holders of a majority of the shares of the Company's Common Stock present in person, or by proxy, at the Annual Meeting.

          THE BOARD OF DIRECTORS BELIEVES APPROVAL OF THE PURCHASE PLAN IS IN THE BEST INTERESTS OF THE COMPANY AND ALL STOCKHOLDERS AND,
ACCORDINGLY, RECOMMENDS A VOTE FOR APPROVAL AND ADOPTION OF THE PURCHASE PLAN. Your proxy will be so voted unless you specify otherwise.


                 RATIFICATION OF INDEPENDENT AUDITORS

          The Board of Directors has selected Deloitte & Touche LLP to audit the accounts of the Company for the current fiscal year. Deloitte
& Touche LLP was the firm of independent auditors selected by the Board of Directors to audit the accounts of the Company for the 1994 and 1993 fiscal years. Deloitte & Touche, which has no other relationship with the Company, also serves as independent auditors for other corporations owned by Carroll Family interests. It is intended that the shares represented by proxies will be voted FOR the ratification of the selection of Deloitte & Touche unless otherwise specified in the space provided in the proxy.
In the event that the stockholders fail to ratify the selection of Deloitte & Touche LLP as independent auditors of the Company for the current year, the Board of Directors would reconsider such selection.

          A representative of Deloitte & Touche LLP is expected to be present at the Annual Meeting, with the opportunity to make a statement if so desired and to answer appropriate questions from the floor.

                            OTHER MATTERS

          As of the date of this proxy statement, the Board of Directors does not know of any matters to be presented to the meeting other than the election of directors and the ratification of independent auditors. However, if other matters come before the meeting, it is the intention of the persons named on the accompanying proxy to vote on such matters in accordance with their best judgment.

          PROPOSALS OF STOCKHOLDERS FOR 1996 ANNUAL MEETING

          Proposals which stockholders intend to present at the 1996 Annual Meeting of Stockholders must be received by the Secretary of the Company at its executive offices, 6300 S. Syracuse Way, Suite 300, Englewood, Colorado 80111, not later than December 8, 1995 to be considered for inclusion in the proxy materials for the 1996 Annual Meeting.


                                        By Order of the Board of
Directors
                                        KATY INDUSTRIES, INC.




                                        Paul Kurowski
                                        Secretary

May 8, 1995




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                                                          APPENDIX I



                          Katy Industries, Inc.
                        Long-Term Incentive Plan

Article 1. Establishment, Objectives, and Duration
     1.1 Establishment of the Plan. Katy Industries, Inc., a Delaware corporation (hereinafter referred to as the Company ), hereby establishes an incentive compensation plan to be known as the Katy Industries, Inc. Long-Term Incentive Plan (hereinafter referred to as the Plan ), as set forth in this document. The Plan permits the grant of Nonqualified Stock Options, Incentive Stock Options, Stock Appreciation Rights, Restricted Stock, Performance Shares and Performance Units, and Other Incentive Awards.

       Subject to approval by the Company's stockholders, the Plan shall become effective as of January 1, 1995 (the Effective Date ) and shall remain in effect as provided in Section 1.3 hereof.

    1.2 Objectives of the Plan. The objectives of the Plan are to optimize the profitability and growth of the Company through incentives which are consistent with the Company's goals and which link the personal interests of Participants to those of the Company's stockholders; to provide Participants with an incentive for excellence in individual performance; and to promote teamwork among Participants.

       The Plan is further intended to provide flexibility to the Company in its ability to motivate, attract, and retain the services of Participants who make significant contributions to the Company's success and to allow Participants to share in the success of the Company.

    1.3 Duration of the Plan. The Plan shall commence on the Effective Date, as described in Section 1.1 hereof, and shall remain in effect, subject to the right of the Board of Directors to amend or terminate the Plan at any time pursuant to Article 16 hereof, until all Shares subject to it shall have been purchased or acquired according to the Plan's provisions. However, in no event may an Award be granted under the Plan on or after December 31, 2004.

Article 2. Definitions
   Whenever used in the Plan, the following terms shall have the meanings set forth below, and when the meaning is intended, the initial letter of the word shall be capitalized:

    2.1 Award means, individually or collectively, a grant under this Plan of Nonqualified Stock Options, Incentive Stock Options, Stock Appreciation Rights, Restricted Stock, Performance Shares or Performance Units, or Other Incentive Awards.

    2.2 Award Agreement means an agreement entered into by the Company and each Participant setting forth the terms and provisions applicable to Awards granted under this Plan.

    2.3 Beneficial Owner or Beneficial Ownership shall have the meaning ascribed to such term in Rule 13d-3 of the General Rules and Regulations under the Exchange Act.

    2.4 Board or Board of Directors means the Board of Directors of the Company.

    2.5 Change in Control of the Company means, and shall be deemed to have occurred upon, any of the following events:

       (a) Any Person (other than those Persons in control of the Company as of the Effective Date, or other than a trustee or other fiduciary holding securities under an employee benefit plan of the Company, or a corporation owned directly or indirectly by the stockholders of the Company in substantially the same proportions as their ownership of stock of the Company) becomes the Beneficial Owner, directly or indirectly, of securities of the Company representing thirty percent (30%) or more of the combined voting power of the Company's then outstanding securities; or

       (b) During any period of two (2) consecutive years (not including any period prior to the Effective Date), individuals who at the beginning of such period constitute the Board (and any new Director, whose election by the Company's stockholders was approved by a vote of at least two-thirds (2/3) of the Directors then still in office who either were Directors at the beginning of the period or whose election or nomination for election was so approved), cease for any reason to constitute a majority thereof; or

       (c) The stockholders of the Company approve: (i) a plan of complete liquidation of the Company; or (ii) an agreement for the sale or disposition of all or substantially all the Company's assets; or (iii) a merger, consolidation, or reorganization of the Company with or involving any other corporation, other than a merger, consolidation, or reorganization that would result in the voting securities of the Company outstanding immediately prior thereto continuing to represent (either by remaining outstanding or by being converted into voting securities of the surviving entity) at least fifty percent (50%) of the combined voting power of the voting securities of the Company (or such surviving entity) outstanding immediately after such merger, consolidation, or reorganization.

  However, in no event shall a Change in Control be deemed to have occurred, with respect to a Participant, if the Participant is part of a purchasing group which consummates the Change-in-Control transaction. A Participant shall be deemed part of a purchasing group for purposes of the preceding sentence if the Participant is an equity participant in the purchasing company or group (except for: (i) passive ownership of less than one percent (1%) of the stock of the purchasing company; or
  (ii) ownership of equity participation in the purchasing company or group which is otherwise not significant, as determined prior to the Change in Control by a majority of the nonemployee continuing Directors).

    2.6 Code means the Internal Revenue Code of 1986, as amended from time to time.

    2.7 Committee means the Compensation Committee of the Board, as specified in Article 3 herein.

    2.8 Company means Katy Industries, Inc., a Delaware corporation, and the Company's Subsidiaries, as well as any successor to any of such entities as provided in Article 19 herein.

    2.9 Director means any individual who is a member of the Board of Directors of the Company.

    2.10 Disability shall have the meaning ascribed to such term in the Participant's governing long-term disability plan.

    2.11   Effective Date  shall have the meaning ascribed to such term in
Section 1.1 hereof.

    2.12   Employee  means any nonunion employee of the Company.
Nonemployee Directors shall not be considered Employees under this Plan unless specifically designated otherwise.

    2.13 Exchange Act means the Securities Exchange Act of 1934, as amended from time to time, or any successor act thereto.

    2.14 Fair Market Value shall be determined on the basis of the closing sale price on the principal securities exchange on which the Shares are publicly traded or, if there is no such sale on the relevant date, then on the last previous day on which a sale was reported.

    2.15 Freestanding SAR means an SAR that is granted independently of any Options, as described in Article 7 herein.

    2.16 Incentive Stock Option or ISO means an option to purchase Shares granted under Article 6 herein and which is designated as an Incentive Stock Option and which is intended to meet the requirements of Code Section 422.

    2.17 Insider shall mean an individual who is, on the relevant date, an officer, director or ten percent (10%) beneficial owner of any class of the Company's equity securities that is registered pursuant to Section 12 of the Exchange Act, all as defined under Section 16 of the Exchange Act.

    2.18 Named Executive Officer means a Participant who, as of the date of vesting and/or payout of an Award, as applicable, is one of the group of covered employees, as defined in the regulations promulgated under Code Section 162(m), or any successor statute.

    2.19 Nonemployee Director means an individual who is a member of the Board of Directors of the Company but who is not an Employee of the Company.

    2.20 Nonqualified Stock Option or NQSO means an option to purchase Shares granted under Article 6 herein and which is not intended to meet the requirements of Code Section 422.

    2.21 Option means an Incentive Stock Option or a Nonqualified Stock Option, as described in Article 6 herein.

    2.22 Option Price means the price at which a Share may be purchased by a Participant pursuant to an Option.

    2.23   Other Incentive Award  means an award granted pursuant to
Article 10 hereof.

    2.24 Participant means any individual designated as a participant in the Plan by the Committee in accordance with Section 5.1 and who has an outstanding Award granted under the Plan.

    2.25 Performance-Based Exception means the performance-based exception from the tax deductibility limitations of Code Section 162(m).

    2.26 Performance Period means the time period during which performance goals must be achieved with respect to an Award, as determined by the Committee.

    2.27 Performance Share means an Award granted to a Participant, as described in Article 9 herein.

    2.28 Performance Unit means an Award granted to a Participant, as described in Article 9 herein.

    2.29 Period of Restriction means the period during which the transfer of Shares of Restricted Stock is limited in some way (based on the passage of time, the achievement of performance goals, or upon the occurrence of other events as determined by the Committee, at its discretion), and the Shares are subject to a substantial risk of forfeiture, as provided in Article 8 herein.

    2.30   Person  shall have the meaning ascribed to such term in
Section 3(a)(9) of the Exchange Act and used in Sections 13(d) and 14(d) thereof, including a group as defined in Section 13(d) thereof.

    2.31 Restricted Stock means an Award granted to a Participant pursuant to Article 8 herein.

    2.32 Retirement shall have the meaning ascribed to such term in the Participant's governing Company sponsored retirement plan.

    2.33 Shares means the shares of Common Stock, par value $1.00 per share, of the Company.

    2.34 Stock Appreciation Right or SAR means an Award, granted alone or in connection with a related Option, designated as an SAR, pursuant to the terms of Article 7 herein.

    2.35 Subsidiary means any corporation, partnership, joint venture, affiliate, or other entity in which the Company has a majority voting interest, and which the Committee designates as a participating entity in the Plan.

    2.36 Tandem SAR means an SAR that is granted in connection with a related Option pursuant to Article 7 herein, the exercise of which shall require forfeiture of the right to purchase a Share under the related Option (and when a Share is purchased under the Option, the Tandem SAR shall similarly be canceled).

Article 3. Administration
    3.1 The Committee. The Plan shall be administered by the Compensation Committee of the Board, or by any other Committee appointed by the Board consisting of not less than two (2) Directors who meet the disinterested administration rules of Rule 16b-3 under the Exchange Act and the definition of outside director within the meaning of
Section 162(m) of the Code and the rules and regulations thereunder ( Code
Section 162(m) ). The members of the Committee shall be appointed from time to time by, and shall serve at the discretion of, the Board of Directors.

   The Committee shall be comprised solely of Directors who are eligible to administer the Plan pursuant to Rule 16b-3 under the Exchange Act and Code Section 162(m). However, if for any reason the Committee does not qualify to administer the Plan as contemplated by Rule 16b-3 and Code
Section 162(m) of the Exchange Act, the Board of Directors may appoint a new Committee so as to comply with Rule 16b-3 and Code Section 162(m).

    3.2 Authority of the Committee. Except as limited by law or by the Certificate of Incorporation or Bylaws of the Company, and subject to the provisions herein, the Committee shall have full power to select Employees and other key individuals performing services for the Company who shall participate in the Plan; determine the sizes and types of Awards; determine the terms and conditions of Awards in a manner consistent with the Plan; construe and interpret the Plan and any agreement or instrument entered into under the Plan; establish, amend, or waive rules and regulations for the Plan's administration; and (subject to the provisions of Article 16 herein) amend the terms and conditions of any outstanding Award to the extent such terms and conditions are within the discretion of the Committee as provided in the Plan. Further, the Committee shall make all other determinations which may be necessary or advisable for the administration of the Plan. As permitted by law, the Committee may delegate its authority as identified herein.

   The Committee may act only by a majority of its members in office, except that the members thereof may authorize any one or more of their members or any officer of the Company to execute and deliver documents or to take any other ministerial action on behalf of the Committee with respect to Awards made or to be made to Plan Participants.

    3.3 Decisions Binding. All determinations and decisions made by the Committee pursuant to the provisions of the Plan and all related orders and resolutions of the Board shall be final, conclusive and binding on all persons, including the Company, its stockholders, Employees, Participants, and their estates and beneficiaries.

Article 4. Shares Subject to the Plan and Maximum Awards
    4.1 Number of Shares Available for Grants. Subject to adjustment as provided in Section 4.3 herein, the number of Shares hereby reserved for issuance under the Plan shall be 500,000; provided however, that the aggregate maximum number of Shares of Restricted Stock and Shares relating to Other Incentive Awards which may be granted pursuant to Articles 8 and 10 herein, shall be 200,000. Shares issued pursuant to the Plan may be either authorized unissued shares, treasury shares, reacquired shares, or any combination thereof.

   Unless and until the Committee determines that an Award to a Named Executive Officer shall not be designed to comply with the Performance-Based Exception, the following rules shall apply to grants of such Awards under the Plan:

   (a) The maximum aggregate number of Shares that may be granted or that may vest, as applicable, pursuant to any Award held by any Named Executive Officer shall be 100,000 Shares.

   (b) The maximum aggregate cash payout with respect to Awards granted in any fiscal year which may be made to any Named Executive Officer shall be $500,000.

    4.2 Lapsed Awards. If any Award granted under this Plan is canceled, terminates, expires, or lapses for any reason (with the exception of the termination of a Tandem SAR upon exercise of the related Option, or the termination of a related Option upon exercise of the corresponding Tandem
SAR), any Shares subject to such Award again shall be available for the grant of an Award under the Plan.

    4.3 Adjustments in Authorized Shares. In the event of any change in corporate capitalization, such as a stock split, or a corporate transaction, such as any merger, consolidation, separation, including a spin-off, or other distribution of stock or property of the Company, any reorganization (whether or not such reorganization comes within the definition of such term in Code Section 368) or any partial or complete liquidation of the Company, such adjustment shall be made in the number and class of Shares which may be delivered under Section 4.1 herein and in the number and class of and/or price of Shares subject to outstanding Awards granted under the Plan, as may be determined to be appropriate and equitable by the Committee, in its sole discretion, to prevent dilution or enlargement of rights; provided, however, that the number of Shares subject to any Award shall always be a whole number.

Article 5. Eligibility and Participation
    5.1 Eligibility. Persons eligible to participate in this Plan include all officers, key employees of the Company and other key individuals performing services for the Company, as determined by the Committee, including Employees and other key individuals who are members of the Board and Employees who reside in countries other than the United States of America. Notwithstanding the foregoing, no person who is a Director and is also a participant in any stock option plan of the Company exclusively for Nonemployee Directors shall be eligible to participate in the Plan.

    5.2 Actual Participation. Subject to the provisions of the Plan, the Committee may, from time to time, select from all eligible Employees and other key individuals performing services for the Company, those to whom Awards shall be granted and shall determine the nature and amount of each Award.

Article 6. Stock Options
    6.1 Grant of Options. Subject to the terms and provisions of the Plan, Options may be granted to Participants in such number, and upon such terms, and at any time and from time to time as shall be determined by the Committee.

    6.2 Award Agreement. Each Option grant shall be evidenced by an Award Agreement that shall specify the Option Price, the duration of the Option, the number of Shares to which the Option pertains, and such other provisions as the Committee shall determine. The Option Agreement also shall specify whether the Option is intended to be an ISO within the meaning of Code Section 422, or an NQSO whose grant is intended not to fall under the provisions of Code Section 422.

    6.3 Option Price. The Option Price for each grant of an Option under this Plan shall be at least equal to one hundred percent (100%) of the Fair Market Value of a Share on the date the Option is granted. Except, however, the Option Price for each grant of an ISO under this Plan to an Employee who owns more than ten percent (10%) of the combined voting power of all classes of stock of the Company on the date the ISO is granted shall be equal to one hundred and ten percent (110%) of the Fair Market Value of a Share on the date the Option is granted.

    6.4 Duration of Options. Each Option granted to a Participant shall expire at such time as the Committee shall determine at the time of grant; provided, however, that no Option shall be exercisable later than the tenth (10th) anniversary date of its grant. Except, however, no ISO granted to an Employee who owns more than ten percent (10%) of the combined voting power of all classes of stock of the Company on the date the Incentive Stock Option is granted shall be exercisable later than the fifth (5th) anniversary date of its grant.

    6.5 Exercise of Options. Options granted under this Article 6 shall be exercisable at such times and be subject to such restrictions and conditions as the Committee shall in each instance approve, which need not be the same for each grant or for each Participant.

    6.6 Payment. Options granted under this Article 6 shall be exercised by the delivery of a written notice of exercise to the Company, setting forth the number of Shares with respect to which the Option is to be exercised, accompanied by full payment for the Shares.

   The Option Price upon exercise of any Option shall be payable to the Company in full either: (a) in cash or its equivalent, or (b) by tendering previously acquired Shares having an aggregate Fair Market Value at the time of exercise equal to the total Option Price (provided that the Shares which are tendered must have been held by the Participant for at least six
(6) months prior to their tender to satisfy the Option Price), or (c) by a combination of (a) and (b).

   The Committee also may allow cashless exercise as permitted under Federal Reserve Board's Regulation T, subject to applicable securities law restrictions, or by any other means which the Committee determines to be consistent with the Plan's purpose and applicable law.

   As soon as practicable after receipt of a written notification of exercise and full payment, the Company shall deliver to the Participant, in the Participant's name, Share certificates in an appropriate amount based upon the number of Shares purchased under the Option(s).

    6.7 Restrictions on Share Transferability. The Committee may impose such restrictions on any Shares acquired pursuant to the exercise of an Option granted under this Article 6 as it may deem advisable, including, without limitation, restrictions under applicable Federal securities laws, under the requirements of any stock exchange or market upon which such Shares are then listed and/or traded, and under any blue sky or state securities laws applicable to such Shares.

    6.8 Termination of Employment. Each Participant's Option Award Agreement shall set forth the extent to which the Participant shall have the right to exercise the Option following termination of the Participant's employment with the Company and/or its Subsidiaries. Such provisions shall be determined in the sole discretion of the Committee, shall be included in the Award Agreement entered into with each Participant, need not be uniform among all Options issued pursuant to this
Article 6, and may reflect distinctions based on the reasons for termination of employment.

    6.9   Nontransferability of Options.

   (a) Incentive Stock Options. No ISO granted under the Plan may be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution. Further, all ISOs granted to a Participant under the Plan shall be exercisable during his or her lifetime only by such Participant.

   (b) Nonqualified Stock Options. Except as otherwise provided in a Participant's Award Agreement, no NQSO granted under this Article 6 may be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution. Further, except as otherwise provided in a Participant's Award Agreement, all NQSOs granted to a Participant under this Article 6 shall be exercisable during his or her lifetime only by such Participant.

    6.10 Maximum Amount of Incentive Stock Option Award. The aggregate Fair Market Value (as of the date of grant of an Incentive Stock Option) of Shares with respect to which Incentive Stock Options granted to an Employee under this Plan are exercisable for the first time by an Employee in any calendar year shall not exceed one hundred thousand dollars ($100,000.00).

Article 7. Stock Appreciation Rights
    7.1 Grant of SARs. Subject to the terms and conditions of the Plan, SARs may be granted to Participants at any time and from time to time as shall be determined by the Committee. The Committee may grant Freestanding SARs, Tandem SARs, or any combination of these forms of SAR.

   The Committee shall have complete discretion in determining the number of SARs granted to each Participant (subject to Article 4 herein) and, consistent with the provisions of the Plan, in determining the terms and conditions pertaining to such SARs.

   The grant price of a Freestanding SAR shall equal the Fair Market Value of a Share on the date of grant of the SAR. The grant price of Tandem SARs shall equal the Option Price of the related Option.

   7.2 Exercise of Tandem SARs. Tandem SARs may be exercised for all or part of the Shares subject to the related Option upon the surrender of the right to exercise the equivalent portion of the related Option. A Tandem SAR may be exercised only with respect to the Shares for which its related Option is then exercisable.

   Notwithstanding any other provision of this Plan to the contrary, with respect to a Tandem SAR granted in connection with an ISO: (i) the Tandem SAR will expire no later than the expiration of the underlying ISO; (ii) the value of the payout with respect to the Tandem SAR may be for no more than one hundred percent (100%) of the difference between the Option Price of the underlying ISO and the Fair Market Value of the Shares subject to the underlying ISO at the time the Tandem SAR is exercised; and (iii) the Tandem SAR may be exercised only when the Fair Market Value of the Shares subject to the ISO exceeds the Option Price of the ISO.

    7.3 Exercise of Freestanding SARs. Freestanding SARs may be exercised upon whatever terms and conditions the Committee, in its sole discretion, imposes upon them.

    7.4 SAR Agreement. Each SAR grant shall be evidenced by an Award Agreement that shall specify the grant price, the term of the SAR, and such other provisions as the Committee shall determine.

    7.5 Term of SARs. The term of an SAR granted under the Plan shall be determined by the Committee, in its sole discretion; provided, however, that such term shall not exceed ten (10) years.

    7.6 Payment of SAR Amount. Upon exercise of an SAR, a Participant shall be entitled to receive payment from the Company in an amount determined by multiplying:

   (a) The difference between the Fair Market Value of a Share on the date of exercise over the grant price; by

   (b) The number of Shares with respect to which the SAR is exercised.

   At the discretion of the Committee, the payment upon SAR exercise may be in cash, in Shares of equivalent value, or in some combination thereof.

    7.7 Rule 16b-3 Requirements. Notwithstanding any other provision of the Plan, the Committee may impose such conditions on exercise of an SAR (including, without limitation, the right of the Committee to limit the time of exercise to specified periods) as may be required to satisfy the requirements of Section 16 of the Exchange Act (or any successor rule).

    7.8 Termination of Employment. Each SAR Award Agreement shall set forth the extent to which the Participant shall have the right to exercise the SAR following termination of the Participant's employment with the Company and/or its Subsidiaries. Such provisions shall be determined in the sole discretion of the Committee, shall be included in the Award Agreement entered into with Participants, need not be uniform among all SARs issued pursuant to the Plan, and may reflect distinctions based on the reasons for termination of employment.

    7.9 Nontransferability of SARs. Except as otherwise provided in a Participant's Award Agreement, no SAR granted under the Plan may be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution. Further, except as otherwise provided in a Participant's Award Agreement, all SARs granted to a Participant under the Plan shall be exercisable during his or her lifetime only by such Participant.

Article 8. Restricted Stock
    8.1 Grant of Restricted Stock. Subject to the terms and provisions of the Plan, the Committee, at any time and from time to time, may grant Shares of Restricted Stock to Participants in such amounts as the Committee shall determine.

    8.2 Restricted Stock Agreement. Each Restricted Stock grant shall be evidenced by an Award Agreement that shall specify the Period(s) of Restriction, the number of Shares of Restricted Stock granted, and such other provisions as the Committee shall determine.

    8.3 Transferability. Except as provided in this Article 8, the Shares of Restricted Stock granted herein may not be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated until the end of the applicable Period of Restriction established by the Committee and specified in the Restricted Stock Award Agreement, or upon earlier satisfaction of any other conditions, as specified by the Committee in its sole discretion and set forth in the Restricted Stock Agreement. All rights with respect to the Restricted Stock granted to a Participant under the Plan shall be available during his or her lifetime only to such Participant.

    8.4 Other Restrictions. Subject to Article 11 herein, the Committee may impose such other conditions and/or restrictions on any Shares of Restricted Stock granted pursuant to the Plan as it may deem advisable including, without limitation, a requirement that Participants pay a stipulated purchase price for each Share of Restricted Stock, restrictions based upon the achievement of specific performance goals (Company-wide, divisional, and/or individual), time-based restrictions on vesting following the attainment of the performance goals, and/or restrictions under applicable Federal or state securities laws.

   The Company shall retain the certificates representing Shares of Restricted Stock in the Company's possession until such time as all conditions and/or restrictions applicable to such Shares have been satisfied.

   Except as otherwise provided in this Article 8, Shares of Restricted Stock covered by each Restricted Stock grant made under the Plan shall become freely transferable by the Participant after the last day of the applicable Period of Restriction.

    8.5 Voting Rights. During the Period of Restriction, Participants holding Shares of Restricted Stock granted hereunder may exercise full voting rights with respect to those Shares.

    8.6   Dividends and Other Distributions. During the Period of
Restriction, Participants holding Shares of Restricted Stock granted hereunder may be credited with regular cash dividends paid with respect to the underlying Shares while they are so held. The Committee may apply any restrictions to the dividends that the Committee deems appropriate.

   In the event that any dividend constitutes a derivative security or an equity security pursuant to Rule 16(a) under the Exchange Act, such dividend shall be subject to a vesting period equal to the remaining vesting period of the Shares of Restricted Stock with respect to which the dividend is paid.

    8.7 Termination of Employment. Each Restricted Stock Award Agreement shall set forth the extent to which the Participant shall have the right to receive unvested Restricted Shares following termination of the Participant's employment with the Company and/or its Subsidiaries. Such provisions shall be determined in the sole discretion of the Committee, shall be included in the Award Agreement entered into with each Participant, need not be uniform among all Shares of Restricted Stock issued pursuant to the Plan, and may reflect distinctions based on the reasons for termination of employment; provided, however that, except in the cases of terminations connected with a Change in Control and terminations by reason of death or Disability, the vesting of Shares of Restricted Stock which qualify for the Performance-Based Exception and which are held by Named Executive Officers shall occur at the time they otherwise would have, but for the employment termination.

Article 9. Performance Units and Performance Shares
    9.1 Grant of Performance Units/Shares. Subject to the terms of the Plan, Performance Units and/or Performance Shares may be granted to Participants in such amounts and upon such terms, and at any time and from time to time, as shall be determined by the Committee.

    9.2 Value of Performance Units/Shares. Each Performance Unit shall have an initial value that is established by the Committee at the time of grant. Each Performance Share shall have an initial value equal to the Fair Market Value of a Share on the date of grant. The Committee shall set performance goals in its discretion which, depending on the extent to which they are met, will determine the number and/or value of Performance Units/Shares that will be paid out to the Participant. For purposes of this Article 9, the time period during which the performance goals must be met shall be called a Performance Period.

    9.3 Earning of Performance Units/Shares. Subject to the terms of this Plan, after the applicable Performance Period has ended, the holder of Performance Units/Shares shall be entitled to receive payout on the number and value of Performance Units/Shares earned by the Participant over the Performance Period, to be determined as a function of the extent to which the corresponding performance goals have been achieved.

    9.4 Form and Timing of Payment of Performance Units/ Shares. Payment of earned Performance Units/Shares shall be made in a single lump sum within seventy-five (75) calendar days following the close of the applicable Performance Period. Subject to the terms of this Plan, the Committee, in its sole discretion, may pay earned Performance Units/Shares in the form of cash or in Shares (or in a combination thereof) which have an aggregate Fair Market Value equal to the value of the earned Performance Units/Shares at the close of the applicable Performance Period. Such Shares may be granted subject to any restrictions deemed appropriate by the Committee.

   Prior to the beginning of each Performance Period, Participants may elect to defer the receipt of Performance Unit/Share payout upon such terms as the Committee deems appropriate.

   At the discretion of the Committee, Participants may be entitled to receive any dividends declared with respect to Shares which have been earned in connection with grants of Performance Units and/or Performance Shares which have been earned, but not yet distributed to Participants (such dividends shall be subject to the same accrual, forfeiture, and payout restrictions as apply to dividends earned with respect to Shares of Restricted Stock, as set forth in Section 8.6 herein). In addition, Participants may, at the discretion of the Committee, be entitled to exercise their voting rights with respect to such Shares.

    9.5 Termination of Employment Due to Death, Disability, or Retirement. In the event the employment of a Participant is terminated by reason of death, Disability, or Retirement during a Performance Period, the Participant shall receive a prorated payout of the Performance Units/Shares. The prorated payout shall be determined by the Committee, in its sole discretion, shall be based upon the length of time that the Participant held the Performance Units/Shares during the Performance Period, and shall further be adjusted based on the achievement of the preestablished performance goals.

   Payment of earned Performance Units/Shares shall be made at the same time as payments are made to Participants who did not terminate employment during the applicable Performance Period.

    9.6 Termination of Employment for Other Reasons. In the event that a Participant's employment terminates for any reason other than those reasons set forth in Section 9.5 herein, all Performance Units/Shares shall be forfeited by the Participant to the Company.

    9.7 Nontransferability. Except as otherwise provided in a Participant's Award Agreement, Performance Units/Shares may not be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution. Further, except as otherwise provided in a Participant's Award Agreement, a Participant's rights under the Plan shall be exercisable during the Participant's lifetime only by the Participant or the Participant's legal representative.

Article 10. Other Incentive Awards
    10.1 Grant of Other Incentive Awards. Subject to the terms and provisions of the Plan, Other Incentive Awards may be granted to Participants in such amount, upon such terms, and at any time and from time to time as shall be determined by the Committee.

    10.2 Other Incentive Award Agreement. Each Other Incentive Award grant shall be evidenced by an Award Agreement that shall specify the amount of the Other Incentive Award granted, the terms and conditions applicable to such grant, the applicable Performance Period and performance goals, and such other provisions as the Committee shall determine, subject to the terms and provisions of the Plan.

    10.3 Nontransferability. Except as otherwise provided in a Participant's Award Agreement, Other Incentive Awards may not be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution.

    10.4 Form and Timing of Payment of Other Incentive Awards. Payment of Other Incentive Awards shall be made at such times and in such form, either in cash or in Shares (or a combination thereof) as established by the Committee subject to the terms of the Plan. Such Shares may be granted subject to any restrictions deemed appropriate by the Committee. Without limiting the generality of the foregoing, annual incentive awards may be paid in the form of Other Incentive Awards (which may or may not be subject to restrictions, at the discretion of the Committee).

Article 11. Performance Measures
   Unless and until the Committee proposes for shareholder vote and shareholders approve a change in the general performance measures set forth in this Article 11, the attainment of which may determine the degree of payout and/or vesting with respect to Awards to Named Executive Officers which are designed to qualify for the Performance-Based
Exception, the performance measure(s) to be used for purposes of such grants shall be chosen from among the following alternatives:

   (a) Return on Assets ( ROA );

   (b) Cash Flow Return on Investment ( CFROI );

   (c) Earnings Before Income Taxes ( EBIT ); or

   (d) Net Earnings.

   The Committee shall have the discretion to adjust the determinations of the degree of attainment of the preestablished performance goals; provided, however, that Awards which are designed to qualify for the Performance-Based Exception, and which are held by Named Executive Officers, may not be adjusted upward (the Committee shall retain the discretion to adjust such Awards downward).

   In the event that applicable tax and/or securities laws change to permit Committee discretion to alter the governing performance measures without obtaining shareholder approval of such changes, the Committee shall have sole discretion to make such changes without obtaining shareholder approval. In addition, in the event that the Committee determines that it is advisable to grant Awards which shall not qualify for the Performance-Based Exception, the Committee may make such grants without satisfying the requirements of Code Section 162(m).

Article 12. Beneficiary Designation
   Each Participant under the Plan may, from time to time, name any beneficiary or beneficiaries (who may be named contingently or successively) to whom any benefit under the Plan is to be paid in case of his or her death before he or she receives any or all of such benefit. Each such designation shall revoke all prior designations by the same Participant, shall be in a form prescribed by the Company, and will be effective only when filed by the Participant in writing with the Company during the Participant's lifetime. In the absence of any such designation, benefits remaining unpaid at the Participant's death shall be paid to the Participant's estate.

Article 13. Deferrals
   The Committee may permit a Participant to defer such Participant's receipt of the payment of cash or the delivery of Shares that would otherwise be due to such Participant by virtue of the exercise of an Option or SAR, the lapse or waiver of restrictions with respect to Restricted Stock, or the satisfaction of any requirements or goals with respect to Performance Units/Shares or Other Incentive Awards. If any such deferral election is required or permitted, the Committee shall, in its sole discretion, establish rules and procedures for such payment deferrals.

Article 14. Rights of Employees
    14.1 Employment. Nothing in the Plan shall interfere with or limit in any way the right of the Company to terminate any Participant's employment at any time, nor confer upon any Participant any right to continue in the employ of the Company.

  For purposes of this Plan, a transfer of a Participant's employment between the Company and a Subsidiary, or between Subsidiaries, shall not be deemed to be a termination of employment. Upon such a transfer, the Committee may make such adjustments to outstanding Awards as it deems appropriate to reflect the changed reporting relationships.

    14.2 Participation. No Employee shall have the right to be selected to receive an Award under this Plan, or, having been so selected, to be selected to receive a future Award.

Article 15. Change in Control
    15.1 Treatment of Outstanding Awards. Upon the occurrence of a Change in Control, unless otherwise specifically prohibited under applicable laws, or by the rules and regulations of any governing governmental agencies or national securities exchanges:

       (a) Any and all Options and SARs granted hereunder shall become immediately exercisable, and shall remain exercisable throughout their entire term;

       (b) Any restriction periods and restrictions imposed on Restricted Shares shall lapse;

       (c) The target payout opportunities attainable under all outstanding Awards of Performance Units and Performance Shares and Other Incentive Awards shall be deemed to have been fully earned for the entire Performance Period(s) as of the effective date of the Change in Control. The vesting of all such Awards shall be accelerated as of the effective date of the Change in Control, and there shall be paid out in cash to Participants within thirty (30) days following the effective date of the Change in Control a pro rata portion of all targeted Award opportunities associated with such outstanding Awards, based on the number of complete and partial calendar months within the Performance Period which had elapsed as of such effective date; and

       (d)  Subject to Article 16 herein, the Committee shall have the authority
         to make any modifications to the Awards as determined by the Committee to be appropriate before the effective date of the
         Change        in Control.

    15.2 Termination, Amendment, and Modifications of Change-in-Control Provisions. Notwithstanding any other provision of this Plan or any Award Agreement provision, the provisions of this Article 15 may not be terminated, amended, or modified on or after the date of a Change in Control to affect adversely any Award theretofore granted under the Plan without the prior written consent of the Participant with respect to said Participant's outstanding Awards; provided, however, the Board of Directors, upon recommendation of the Committee, may terminate, amend, or modify this Article 15 at any time and from time to time prior to the date of a Change in Control.

Article 16. Amendment, Modification, and Termination
    16.1 Amendment, Modification, and Termination. The Board may at any time and from time to time, alter, amend, suspend or terminate the Plan in whole or in part; provided, however, that no amendment which requires shareholder approval in order for the Plan to continue to comply with Rule 16b-3 under the Exchange Act, including any successor to such Rule, shall be effective unless such amendment shall be approved by the requisite vote of shareholders of the Company entitled to vote thereon.

   The Committee shall not have the authority to cancel outstanding Awards and issue substitute Awards in replacement thereof.

    16.2 Awards Previously Granted. No termination, amendment, or modification of the Plan shall adversely affect in any material way any Award previously granted under the Plan, without the written consent of the Participant holding such Award.

    16.3  Compliance with Code Section 162(m). At all times when Code
Section 162(m) is applicable, all Awards granted under this Plan shall comply with the requirements of Code Section 162(m); provided, however, that in the event the Committee determines that such compliance is not desired with respect to any Award or Awards available for grant under the Plan, then compliance with Code Section 162(m) will not be required. In addition, in the event that changes are made to Code Section 162(m) to permit greater flexibility with respect to any Award or Awards available under the Plan, the Committee may, subject to this Article 16, make any adjustments it deems appropriate.

Article 17. Withholding
    17.1 Tax Withholding. The Company shall have the power and the right to deduct or withhold, or require a Participant to remit to the Company, an amount sufficient to satisfy Federal, state, and local taxes, domestic or foreign, required by law or regulation to be withheld with respect to any taxable event arising as a result of this Plan.

    17.2 Share Withholding. With respect to withholding required upon the exercise of Options or SARs, upon the lapse of restrictions on Restricted Stock, or upon any other taxable event arising as a result of Awards granted hereunder, Participants may elect, subject to the approval of the Committee, to satisfy the withholding requirement, in whole or in part, by having the Company withhold Shares having a Fair Market Value on the date the tax is to be determined equal to the minimum statutory total tax which could be imposed on the transaction. All such elections shall be irrevocable, made in writing, signed by the Participant, and shall be subject to any restrictions or limitations that the Committee, in its sole discretion, deems appropriate.


Article 18. Financial Assistance
   If the Committee determines that such action is advisable, the Company may assist any person to whom an Award has been granted in obtaining financing from the Company (or under any program of the Company approved pursuant to applicable law), or from a bank or other third party, on such terms as are determined by the Committee, and in such amount as is required to accomplish the purposes of the Plan, including, but not limited to, to permit the exercise of an Award, the participation therein, and/or the payment of any taxes in respect thereof. Such assistance may take any form that the Committee deems appropriate, including, but not limited to, a direct loan from the Company, a guarantee of the obligation by the Company, or the maintenance by the Company of deposits with such bank or third party.

Article 19. Indemnification
   Each person who is or shall have been a member of the Committee, or of the Board, shall be indemnified and held harmless by the Company against and from any loss, cost, liability, or expense that may be imposed upon or reasonably incurred by him or her in connection with or resulting from any claim, action, suit, or proceeding to which he or she may be a party or in which he or she may be involved by reason of any action taken or failure to act under the Plan and against and from any and all amounts paid by him or her in settlement thereof, with the Company's approval, or paid by him or her in satisfaction of any judgement in any such action, suit, or proceeding against him or her, provided he or she shall give the Company an opportunity, at its own expense, to handle and defend the same before he or she undertakes to handle and defend it on his or her own behalf. The foregoing right of indemnification shall not be exclusive of any other rights of indemnification to which such persons may be entitled under the Company's Articles of Incorporation of Bylaws, as a matter of law, or otherwise, or any power that the Company may have to indemnify them or hold them harmless.

Article 20. Successors
   All obligations of the Company under the Plan with respect to Awards granted hereunder shall be binding on any successor to the Company, whether the existence of such successor is the result of a direct or indirect purchase, merger, consolidation, or otherwise, of all or substantially all of the business and/or assets of the Company.

Article 21. Legal Construction
    21.1 Gender and Number. Except where otherwise indicated by the context, any masculine term used herein also shall include the feminine; the plural shall include the singular and the singular shall include the plural.

    21.2 Severability. In the event any provision of the Plan shall be held illegal or invalid for any reason, the illegality or invalidity shall not affect the remaining parts of the Plan, and the Plan shall be construed and enforced as if the illegal or invalid provision had not been included.

    21.3 Requirements of Law. The granting of Awards and the issuance of Shares under the Plan shall be subject to all applicable laws, rules, and regulations, and to such approvals by any governmental agencies or national securities exchanges as may be required.

    21.4 Securities Law and Tax Law Compliance. With respect to Insiders, transactions under this Plan are intended to comply with all applicable conditions or Rule 16b-3 or its successors under the 1934 Act and Code
Section 162(m). To the extent any provision of the plan or action by the Committee fails to so comply, it shall be deemed null and void, to the extent permitted by law and deemed advisable by the Committee.

    21.5 Stockholder Adoption. This Plan shall be submitted to the stockholders of the Company, for their approval and adoption in accordance with applicable law and Rule 16b-3 under the Exchange Act and Code
Section 162(m). All Awards made hereunder prior to stockholder approval shall be granted contingent upon such approval. If this Plan is not so approved and adopted by stockholders, all Awards granted hereunder shall be null and void.

    21.6 Governing Law. To the extent not preempted by Federal law, the Plan, and all agreements hereunder, shall be construed in accordance with and governed by the laws of the State of Delaware.

APPENDIX                                                               II



                      Katy Industries, Inc.
Nonemployee Director Stock Option Plan

             Article 1. Establishment, Purpose, and Duration
    1.1 Establishment of the Plan. Katy Industries, Inc., a Delaware corporation (the Company ), hereby establishes an incentive compensation plan to be known as the Katy Industries, Inc. Nonemployee Director Stock Option Plan (the Plan ), as set forth in this document. The Plan permits the grant of Nonqualified Stock Options, subject to the terms and pro-visions set forth herein.

   Subject to approval by the Company's stockholders, the Plan shall become effective as of June 1, 1995 (the Effective Date ), and shall remain in effect as provided in Section 1.3 hereof.

    1.2 Purpose of the Plan. The purpose of the Plan is to promote the achievement of long-term objectives of the Company by linking the personal interests of Nonemployee Directors to those of Company shareholders, and to attract and retain Nonemployee Directors of outstanding competence.

    1.3 Duration of the Plan. The Plan shall commence on the Effective Date, and shall remain in effect, subject to the right of the Board of Directors to terminate the Plan at any time pursuant to Article 7 herein, until all Shares subject to it shall have been purchased or acquired according to the Plan's provisions. However, in no event may an Option be granted under the Plan on or after May 31, 2005.

Article 2. Definitions
   Whenever used in the Plan, the following terms shall have the meanings set forth below and, when the meaning is intended, the initial letter of the word is capitalized:

       (a) Beneficial Owner shall have the meaning ascribed to such term in Rule 13d-3 of the General Rules and Regulations under the Exchange Act.

       (b) Board or Board of Directors means the Board of Directors of the Company.

       (c) Code means the Internal Revenue Code of 1986, as amended from time to time.

       (d)  Company  means Katy Industries, Inc., a Delaware corporation.

       (e) Director means any individual who is a member of the Board of Directors of the Company.

       (f) Disability shall have the meaning ascribed in the Company's governing long-term disability plan or if no plan is then in effect, shall mean the determination by the Board that the physical or mental condition of a Participant renders such Participant unable to carry out the duties and obligations as a Director of the Company; provided, however, that Disability shall mean a permanent and total disability, within the meaning of Code
           Section 22(e)(3) if required, to satisfy the formula plan exception under Rule 16b-3(c)(2)(i)(A) of Section 16 of the Exchange Act.

       (g) Employee means any nonunion employee of the Company or of the Company's Subsidiaries. For purposes of the Plan, an individual whose only employment relationship with the Company is as a Director or Chairman of the Board, shall not be deemed to be an Employee.

       (h) Exchange Act means the Securities Exchange Act of 1934, as amended from time to time, or any successor Act thereto.

       (i) Fair Market Value shall be determined on the basis of the closing sale price on the principal securities exchange on which the Shares are publicly traded or, if there is no such sale on the relevant date, then on the last previous day on which a sale was reported.

       (j) Nonemployee Director means an individual who is a member of the Board of Directors of the Company, but who is not an Employee of the Company or a participant in the Company's Long-Term Incentive Plan.

       (k)  Nonqualified Stock Option,   NQSO,  or  Option  means an option to
           purchase Shares, granted under Article 6 herein.

       (l) Option Agreement means an agreement entered into by and between the Company and a Nonemployee Director, setting forth the terms and provisions applicable to an Option granted under the Plan.

       (m) Option Price means the price at which a Share may be purchased pursuant to an Option.

       (n) Participant means a Nonemployee Director of the Company who has an outstanding Option granted under the Plan.

       (o)  Person  shall have the meaning ascribed to such term in
           Section 3(a)(9) of the Exchange Act and used in Sections 13(d) and 14(d) thereof, including a group as defined in Section 13(d).

       (p)  Shares  means the shares of Common Stock of the Company.

       (q) Subsidiary means any corporation, partnership, joint venture, affiliate, or other entity on which the Company has a majority voting interest.

Article 3. Administration
    3.1 The Board of Directors. The Plan shall be administered by the Board of Directors of the Company, subject to the restrictions set forth in the Plan.

    3.2 Administration by the Board. The Board shall have the full power, discretion, and authority to interpret and administer the Plan in a manner which is consistent with the Plan's provisions. However, in no event shall the Board have the power to determine Plan eligibility, or to determine the number, the value, the vesting period, or the timing of Options to be made under the Plan (all such determinations are automatic pursuant to the provisions of the Plan).

    3.3 Decisions Binding. All determinations and decisions made by the Board pursuant to the provisions of the Plan, and all related orders or resolutions of the Board shall be final, conclusive, and binding on all persons, including the Company, its stockholders, employees, Participants, and their estates and beneficiaries.

Article 4. Shares Subject to the Plan
    4.1   Number of Shares. Subject to adjustment as provided in
Section 4.3 herein, the total number of Shares available for grant under the Plan may not exceed two hundred thousand (200,000). The grant of an Option shall reduce the Shares available for grant under the Plan by the number of Shares subject to such Option.

    4.2 Lapsed Awards. If any Option granted under the Plan terminates, expires, or lapses for any reason, any Share underlying such Option again shall be available for grant under the Plan at the discretion of the Company. However, in the event that prior to the Option's termination, expiration, or lapse, the holder of the Option at any time received one or more benefits of ownership pursuant to such Option (as defined by the Securities and Exchange Commission, pursuant to any rule or interpretation promulgated under Section 16 of the Exchange Act), the Shares subject to such Option shall not be made available for regrant under the Plan.

    4.3 Adjustments in Authorized Shares. In the event of any merger, reorganization, consolidation, recapitalization, separation, liquidation, stock dividend, split-up, Share combination, or other change in the corporate structure of the Company affecting the Shares, the Board may make such adjustments to outstanding Options as may be determined to be appropriate and equitable by the Board, in its sole discretion, to prevent dilution or enlargement of rights; provided, however, that no such adjustment shall be made if the adjustment may cause the Plan to fail to comply with the formula award exception for grants of Options to Directors.

Article 5. Eligibility and Participation
    5.1 Eligibility. Persons eligible to participate in the Plan are limited to Nonemployee Directors who are serving on the Board on the date of each scheduled grant under the Plan.

    5.2 Actual Participation. All eligible Nonemployee Directors shall receive grants of Options pursuant to the terms and provisions set forth in Article 6 herein.

Article 6. Nonqualified Stock Options
    6.1 Grants of Options. During the time period beginning as of the Effective Date and ending May 31, 2005, and subject to the limitation on the number of Shares subject to the Plan, on the day following each annual meeting of the Company's shareholders, including the annual meeting at which the Plan is approved by shareholders, each Nonemployee Director shall be granted an Option to purchase two thousand (2,000) Shares, effective as of each such day following the annual shareholders' meeting. The specific terms and provisions of such Options shall be incorporated in Award Agreements, executed pursuant to Section 6.3 of the Plan.

    6.2 Limitation on Grant of Options. Other than those grants of Options set forth in Section 6.1 herein, no additional Options shall be granted under the Plan.

    6.3 Option Award Agreement. Each Option grant shall be evidenced by an Award Agreement that shall specify the Option Price, the duration of the Option, the number of Shares available for purchase under the Option, and such other provisions as the Board shall determine.

    6.4 Option Price. The purchase price per Share available for purchase under an Option shall equal the Fair Market Value of a Share on the date the Option is granted.

    6.5 Duration of Options. Each Option shall expire on the tenth (10th) anniversary date of its grant.

    6.6 Vesting of Shares Subject to Option. Subject to the terms of this Plan, all Options granted under this Plan shall vest one hundred percent (100%) on the date of grant, and shall remain exercisable until the tenth anniversary of their grant date.

    6.7 Termination of Directorship. All Options shall remain exercisable for six (6) months following the date the Director's service on the Board terminates, or until their expiration date, whichever period is shorter.

   In the event of death of a Participant, all Options held by such Participant shall remain exercisable at any time prior to such Option's expiration date, or for one (1) year after the date of death, whichever period is shorter, by such persons that have acquired the Participant's rights under the Option by will or by the laws of descent and distribution.

   In the event of Disability of a Participant, all Options shall remain exercisable at any time prior to such Option's expiration date, or for one
(1) year after the effective date of Disability determined by the Board (the Disability Date ) whichever period is shorter, by the Participant or such person or persons as shall have been named as the Participant's legal representative or beneficiary.

    6.8 Payment. Options shall be exercised by the delivery of a written notice of exercise to the Company, setting forth the number of Shares with respect to which the Option is to be exercised, accompanied by full payment for the Shares.

   The Option Price upon exercise of any Option shall be payable to the Company in full either: (a) in cash or its equivalent, or (b) by tendering previously acquired Shares having a Fair Market Value at the time of exercise equal to the total Option Price (provided that the Shares tendered upon Option exercise have been held by the Participant for at least six (6) months prior to their tender to satisfy the Option Price), or (c) by a combination of (a) and (b).

   As soon as practicable after receipt of a written notification of exercise and full payment, the Company shall deliver to the Participant, in the Participant's name, Share certificates in an appropriate amount based upon the number of Shares purchased pursuant to the exercise of the Option.

    6.9 Restrictions on Share Transferability. The Board shall impose such restrictions on any Shares acquired pursuant to the exercise of an Option under the Plan as it may deem advisable, including, without limitation, restrictions under applicable Federal securities laws, under the requirements of any stock exchange or market upon which such Shares are then listed and/or traded, and under any blue sky or state securities laws applicable to such Shares; provided, however, that no such restriction shall be imposed if the restriction could result in the failure to comply with the formula award exception for grants of Options to Directors under Rule 16b-3(c)(2)(i)(A) of Section 16 of the Exchange Act.

    6.10 Nontransferability of Options. No Option granted under the Plan may be sold, transferred, pledged, assigned, or otherwise alienated or hypothecated, other than by will or by the laws of descent and distribution. Further, all Options granted to a Participant under the Plan shall be exercisable during his or her lifetime only by such Participant, or in the event of Disability, by his or her legal representative if one is appointed.

    6.11 Rights with Respect to Shares. No Participant or beneficiary, as applicable, shall have rights as a shareholder with respect to any Shares issuable pursuant to an Option until the date of issuance of a stock certificate to the Participant or beneficiary, as applicable, for such Shares. Except as provided in Section 4.3, no adjustment shall be made for dividends, distributions, or other rights for which a record date is prior to the date such stock certificate is issued.

Article 7. Amendment, Modification, and Termination
    7.1 Amendment, Modification, and Termination. Subject to the terms set forth in this Section 7.1, the Board may terminate, amend, or modify the Plan at any time and from time to time; provided, however, that the provisions set forth in the Plan regarding the amount of securities to be awarded to Directors, the price of securities awarded to Directors, and the timing of Option grants to Directors, may not be amended more than once within any six (6) month period, other than to comport with changes in the Code, the Employee Retirement Income Security Act of 1974 as amended from time to time, or the rules thereunder.

   Without the approval of the stockholders of the Company (as may be required by the Code, by the insider trading rules of Section 16 of the Exchange Act, by any national securities exchange or system on which the Shares are then listed or reported, or by a regulatory body having jurisdiction with respect hereto) no such termination, amendment, or modification may:

  (a) Increase the total number or value of Shares which may be available for grants of Options under the Plan, except as provided in
          Section 4.3 herein; or

  (b) Change the class of Participants eligible to participate in the Plan; or

  (c) Materially increase the cost of the Plan, or materially increase the benefits accruing to Participants.

    7.2 Awards Previously Granted. Unless required by law, no termination, amendment, or modification of the Plan shall in any material manner adversely affect any Option previously granted under the Plan, without the written consent of the Participant holding the Option.

Article 8. Miscellaneous
    8.1 Gender and Number. Except where otherwise indicated by the context, any masculine term used herein also shall include the feminine; the plural shall include the singular and the singular shall include the plural.

    8.2 Severability. In the event any provision of the Plan shall be held illegal or invalid for any reason, the illegality or invalidity shall not affect the remaining parts of the Plan, and the Plan shall be construed and enforced as if the illegal or invalid provision had not been included.

    8.3 Beneficiary Designation. Each Participant under the Plan may, from time to time, name any beneficiary or beneficiaries (who may be named contingently or successively) to whom any benefit under the Plan is to be paid in the event of his or her death (and/or who may exercise the Participant's vested Options following his or her death). Each designation will revoke all prior designations by the same Participant, shall be in a form prescribed by the Board, and will be effective only when filed by the Participant in writing with the Board during his or her lifetime. In the absence of any such designation, benefits remaining unpaid at the Participant's death shall be paid to the Participant's estate (and, subject to the terms and provisions of the Plan, any unexercised vested Options may be exercised by the administrator or executor of the Participant's estate).

    8.4 No Right of Nomination. Nothing in the Plan shall be deemed to create any obligation on the part of the Board to nominate any Director for reelection by the Company's shareholders.

    8.5 Shares Available. The Shares made available pursuant to Options under the Plan may be either authorized but unissued Shares, or Shares which have been or may be reacquired by the Company, as determined from time to time by the Board.

    8.6 Successors. All obligations of the Company under the Plan with respect to Options granted hereunder shall be binding on any successor to the Company, whether the existence of such successor is the result of a direct or indirect purchase, merger, consolidation, or otherwise, of all or substantially all of the business and/or assets of the Company.

    8.7 Requirements of Law. The granting of Options under the Plan shall be subject to all applicable laws, rules, and regulations, and to such approvals by any governmental agencies or national securities exchanges as may be required.

    8.8 Shareholder Approval and Adoption. The Plan shall be submitted to the shareholders of the Company for their approval and adoption at the 1995 Annual Meeting of Stockholders. The Plan shall not be effective and no Option shall be granted hereunder unless and until the Plan has been so approved and adopted.

    8.9 Governing Law. To the extent not preempted by Federal law, the Plan, and all agreements hereunder, shall be construed in accordance with and governed by the laws of the state of Delaware, without giving effect to any choice or conflict of law provision or rule.



  APPENDIX III


                  KATY INDUSTRIES, INC.
          1994 KEY EMPLOYEE AND DIRECTOR STOCK PURCHASE PLAN


Section 1.     Purpose

     The purpose of the Katy Industries, Inc. 1994 Key Employee and Director Stock Purchase Plan (the "Plan") is to establish an immediate stockholder perspective in key management employees and directors by their purchase of shares of Common Stock of Katy Industries, Inc. (the "Company") currently held in treasury by the Company and to secure for the Company and its stockholders the benefits of the incentive interest in the ownership of Common Stock by current and future key management employees and directors.

Section 2.     Definitions

     As used in this Plan the following words and terms shall have the respective meanings ascribed to them below:

     "Applicable Federal Short-Term Rate" means the applicable Federal short-term rate, compounded semi-annually, provided by the Internal Revenue Service on a monthly basis, as published in The Wall Street Journal.

     "Board of Directors" means the board of directors of Katy
Industries, Inc.

     "Company" means Katy Industries, Inc. and any successor corporation.

     "Compensation Committee" means the compensation committee of the Board of Directors.

     "Loan" means the loan or loans made at any time and from time to time by the Company to a Participant to be used by the Participant for the sole purpose of enabling or assisting the Participant to purchase Shares from the Company pursuant to the Plan.

     "Market Value" means the weighted mathematical average for all Shares traded on the New York Stock Exchange for the five trading days immediately preceding the commencement of the Offering Period or the Repurchase Date, as the case may be. For the purpose of this definition, "trading day" means a day on which the New York Stock Exchange is open for business and on which Shares are traded.

     "Offering Period" means the period of sixty (60) days established by the Compensation Committee during which a Participant may apply for a Loan and elect to purchase a number of Shares not to exceed the number designated as available to such Participant by the Board of Directors.

     "Participant" means a person who is an employee, officer and/or director of a Participating Company and is designated by the Board of Directors as being eligible to participate in the Plan.

     "Participating Company" means with respect to each Participant, the Company and any subsidiary or affiliated company by which such Participant is regularly employed or serves as a director and which has been authorized by the Board of Directors as being entitled to participate in the Plan. A "subsidiary" is a company in which the Company directly or indirectly may exercise voting rights with respect to more than fifty percent (50%) of the issued and outstanding voting shares. An "affiliated company" is a company other than a subsidiary in which the Company directly or indirectly may exercise voting rights with respect to a substantial percentage of the issued and outstanding voting shares and is designated by the Board of Directors as an affiliated company.

     "Plan" means the Katy Industries, Inc. 1994 Key Employee and
Director Stock Purchase Plan.

     "Prime Rate" means the rate quoted by Harris Trust and Savings Bank as its prime rate.

     "Repurchase Date" means the date on which the Company elects to repurchase Shares from a Participant pursuant to Section 6.05.

     "Shares" means the shares of the Company's Common Stock, par value $1.00 per share, and any shares or securities of the Company into which such Shares are changed, converted, subdivided or reclassified.

Section 3.     Eligibility

     The Board of Directors may, at any time and from time to time, designate those employees or directors of a Participating Company who are eligible to participate in the Plan. All directors of the Company shall be eligible to participate in the Plan. The Board of Directors shall designate the maximum number of Shares available for purchase by each Participant and the maximum Loan available to such Participant to assist such Participant in the purchase of Shares. The Compensation Committee shall determine the Offering Period during which Participants may elect to purchase Shares. Following the establishment of the Offering Period, each Participant shall be notified of their designation as a Participant, their respective maximum Shares available for purchase and maximum available Loan to such Participant and shall be notified of the Offering Period. Each Participant shall at the same time be furnished with a copy of this Plan, a prospectus relating to this Plan, a related election form, a form of promissory note and irrevocable stock power of attorney.

Section 4.     Participation

     4.01 Participation in this Plan shall be entirely voluntary and any decision not to participate shall not affect a Participant's employment or service as a director with any Participating Company. During the Offering Period, a Participant may apply for a Loan up to the maximum amount determined by the Board of Directors pursuant to Section 3 hereof. In order to participate, a Participant shall sign and deliver to the Company, in the form prescribed by the Company, the following:

     (a) an election to participate in this Plan which shall contain a subscription for Shares, an application for a Loan and the agreement of such Participant accepting the terms of this Plan; and

     (b) a demand promissory note payable to the Company in the amount of the Loan; and

     (c)  an irrevocable stock power of attorney.

Section 5.     Purchase of Shares and Pledge of Shares as Security

     5.01 The amount of any Loan as determined by the Board of Directors shall be used for the purchase by the Participant of fully paid and non-assessable Shares from the Company currently held in treasury by the Company.

     5.02 The price for which such Shares shall be purchased by the Participant shall be equal to sixty-five percent (65%) of the Market Value of the Shares as determined based upon the Offering Period established by the Compensation Committee.

     5.03 All Shares purchased by a Participant pursuant to the provisions of this Section 5, shall be held by the Company for so long as any Loan of such Participant remains outstanding; provided, however, the certificates in respect of such Shares shall be registered in the name of the Participant and that such certificates may be released to a Participant upon written request in accordance with Section 7.

     5.04 All Shares purchased by a Participant pursuant to the provisions of this Section 5, and the certificates representing such Shares (together with a stock power of attorney in blank to transfer the Shares signed by the Participant with a medallion signature guarantee) shall immediately be pledged with the Company as security for repayment of the Loan as provided in Section 6.

     5.05 Notwithstanding the pledge of the Shares, the Participant shall be noted on the records of the transfer agent as a stockholder of the number of Shares subscribed for by such Participant and such Participant shall be entitled to receive all dividends or other distributions declared and paid thereon.

Section 6.     Repayment of Loans

     6.01 All Loans shall be due and payable in full upon demand, or if no demand on the fifth anniversary of the date of the promissory note evidencing the Loan unless expressly extended by the Company.

     6.02 Interest on the principal amount of any Loan from time to time outstanding during the year shall be due and payable semi-annually on June 30 and December 31 of each year. Each Loan shall initially bear interest at a rate per annum equal to the Applicable Federal Short-Term Rate, compounded semi-annually, in effect for the month in which the Loan is initially made. The interest rate shall be adjusted semi-annually on July 1 and January 1 to the Applicable Federal Short-Term Rate in effect for the months of July and January, respectively. Notwithstanding the foregoing, if a Participant ceases to be an employee or director of a Participating Company for any reason (other than death or disability), the interest rate shall increase to the Prime Rate as of such date plus one percent (1%), compounded semi-annually, payable semi-annually on June 30 and December 31 of each year.

     6.03 A Participant shall be permitted to repay the balance of any Loan outstanding without notice, premium or penalty at any time.

     6.04 In the event of the death of a Participant before repayment in full of the balance of any Loan, such Participant's legal representatives shall have the option to participate in the Plan in lieu of the Participant, provided notice of the intent to participate is given to the Company with six (6) months after the date of death of the Participant; otherwise the unpaid balance of such Loan shall become due and payable upon the expiration of such six (6) month period.

     6.05 In the event of failure by a Participant to repay all or any portion of the Loan upon demand or maturity pursuant to Section 6.01, the Company shall be entitled to repurchase such Shares at the Market Value determined as of the Repurchase Date or sell, on the Participant's behalf, in the open market and without further notice to the Participant, the Shares of the Participant pledged with the Company as security pursuant to
Section 5 and the net proceeds shall be applied to payment of interest and principal then due and payable. The balance of the net proceeds in excess of the amount required to repay all outstanding Loans shall be paid promptly to the Participant. In the event the net proceeds received by the Company are not sufficient to repay all outstanding Loans of the Participant, the Participant shall pay to the Company the amount of any deficiency within thirty (30) days after the Company gives written notice of such deficiency to the Participant.

Section 7.     Delivery of Share Certificate

     The Participant shall be entitled, upon written request, to receive a share certificate for that whole number of Shares which represents the portion of Shares originally purchased with the proceeds of a Loan that repayments to the date of such written request bears to the full amount of such Loan, less Shares previously received pursuant to this Section 7. Upon repayment of the full amount of such Loan, plus interest, if any, accrued thereon, the Participant shall be entitled to receive a share certificate for the balance of the Shares of the Participant pledged with the Company as security pursuant to Section 5.

Section 8.     Accounts and Statements

     The Company shall maintain records indicating the number of Shares purchased on behalf of each Participant and the repayments made by each Participant in respect of each Loan granted to such Participant pursuant to the provisions of the Plan. The Company shall furnish annually to each Participant a statement indicating the number of Shares held by the Company on such Participant's behalf and the balance outstanding in respect of each Loan granted to such Participant. Ten (10) days prior to any interest payment date, the Company shall furnish to the Participant a calculation of the interest payment due on such date determined in accordance with Section 6.02. Each of such statements shall be deemed to have been accepted by the Participant as correct unless written notice to the contrary shall have been received by the Company within thirty (30) days after the mailing of such statement to the Participant.

Section 9.     Maximum Share Limit

     The number of Shares reserved to be granted to Participants under the Plan shall be limited to seventy-five thousand (75,000) Shares held in treasury by the Company as of the date this Plan was approved by the Board of Directors; provided, however that appropriate adjustments shall be made, both in the number of Shares covered by individual grants and the total number of Shares authorized to be issued hereunder, to give effect to any relevant changes in the capitalization of the Company. The maximum number of Shares available for grants to all directors in the aggregate shall be limited to fifty-two thousand (52,000) Shares.

Section 10.    Participant's Rights Not Transferable

     Except as provided in Sections 6.04 and 6.05 hereof:

          (a) No right or interest of any Participant in any of the Shares shall be assignable or transferable, in whole or in part, either directly or by operation of law or otherwise in any manner, but excluding by operation of the laws of descent and distribution, for a period of twenty-four (24) months from the date of purchase; and

          (b) Except as provided in Section 5 hereof, the Participant shall not charge, mortgage, hypothecate, pledge or otherwise encumber the Shares in respect of which the related Loan remains outstanding and which continue to be pledged with the Company as security for repayment of such Loan.

Section 11.    Legend

     Each Share purchased by a Participant shall be imprinted with the following legend:

          "THE SHARES REPRESENTED BY THIS CERTIFICATE WERE
          ISSUED PURSUANT TO THE KATY INDUSTRIES, INC.
          1994 KEY EMPLOYEE AND DIRECTOR STOCK PURCHASE
          PLAN AND ARE SUBJECT TO CERTAIN RESTRICTIONS ON
          TRANSFERABILITY DESCRIBED IN SUCH PLAN."

Section 12.    No Right to Employment

     This Plan shall not give a Participant any right to be employed by, or to continue to be employed by, a Participating Company.

Section 13.    Administration, Amendments or Termination

     13.01 The Board of Directors pursuant to Section 3 of this Plan shall designate eligible Participants, the number of Shares such Participant may purchase and the maximum Loan available to such Participant. All other aspects of this Plan, including the designation of the Offering Period, shall be administered by the Compensation Committee. The Compensation Committee shall have full and final discretion to interpret the provisions of this Plan. All decisions and interpretations made by the Compensation Committee shall be binding and conclusive upon the Participant and the Company.

     13.02 From time to time the Board of Directors may amend or waive any provisions of this Plan but no amendment or waiver of this Plan or any termination of this Plan pursuant to Section 13.03 hereof shall adversely affect the rights of any Participant at the date of such amendment or waiver pursuant to the terms of this Plan; provided further that the Board of Directors may not, following initial stockholder approval of this Plan as described in Section 16, without further stockholder approval, amend this Plan to increase the number of Shares which may be issued under this Plan, including the maximum number of Shares available for purchase by directors, or remove the authority of the Compensation Committee.

     13.03 Subject to Section 13.02 hereof, the Board of Directors may terminate this Plan at any time, the effect of such termination being that no further Shares may be issued under this Plan after such termination.

Section 14.    Notices

     Any notice, payment, request or demand (collectively, a "Notice") required or permitted to be given or made hereunder shall be in writing and shall be sufficiently given if delivered, including by reputable courier, to the Company or to the Participant, as the case may be, or if sent by prepaid registered mail, addressed, in the case of any Notice to the Company, to the Corporate Secretary, Katy Industries, Inc., 6300 S. Syracuse Way, Suite 300, Englewood, Colorado 80111, and, in the case of a Participant at the address set forth in the election to participate as delivered to the Company; provided that the Company and/or the Participant may by Notice in writing change the address of the Company or the Participant to a different address stipulated in the Notice. Any Notice delivered by hand, including by reputable courier, shall be considered to have been effectively given on the date of delivery. Any Notice mailed as described in this Section 14 shall be deemed to have been given on the third business day following the date of such mailing.

Section 15.    Costs

     The Company shall pay all costs of administering the Plan.

Section 16.    Stockholder Approval

     This Plan shall be submitted for stockholder approval, by the affirmative vote of the holders of a majority of Shares present and entitled to vote, at the Company's 1995 Annual Meeting of Stockholders.

Section 17.    Applicable Law

     This Plan shall be governed by, administered and construed in accordance with the laws of the State of Delaware.


- - - ----------------------------------------------------------------------------
                                KATY INDUSTRIES, INC.
        PLEASE MARK VOTE IN OVAL IN THE FOLLOWING MANNER USING DARK INK ONLY


1. Election of Directors - (see reverse)

   (Except Nominee(s) written above)         FOR       WITHHOLD   ALL EXCEPT

2. LONG-TERM INCENTIVE PLAN: the proposal
   to approve and adopt the Katy Industries,
   Inc. Long-Term Incentive Plan.            FOR       WITHHOLD   ALL EXCEPT

3. NONEMPLOYEE DIRECTOR STOCK OPTION PLAN:
   the proposal to approve and adopt the
   Katy Industries, Inc. Nonemployee         FOR       WITHHOLD   ALL EXCEPT
   Director Stock Option Plan.

4. 1994 KEY EMPLOYEE AND DIRECTOR STOCK
   PURCHASE PLAN: the proposal to approve
   and adopt the Katy Industries, Inc.
   1994 Key Employee and Director Stock
   Purchase Plan.                            FOR       WITHHOLD   ALL EXCEPT

5. RATIFICATION OF SELECTION OF AUDITORS:
   the proposal to ratify the appointment
   of Deloitte & Touch LLP as auditors of
   the Corporation for the current fiscal
   year.                                     FOR       WITHHOLD   ALL EXCEPT

6. In their discretion, to act on any other matters which may properly come before the meeting and any adjournments thereof.

Dated:                           ,1995

Signature(s)

Please sign here exactly as your name appears hereon. When signing as attorney, executor, administrator, trustee, guardian, or in any other representative capacity, please give your full title.

The shares represented by this Proxy will be voted at meeting. IF NO CONTRARY INSTRUCTIONS ARE INDICATED, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" ALL NOMINEES AS DIRECTORS AND "FOR" PROPOSALS (2) THROUGH (5) ABOVE.

- - - -------------------------------------------------------------------------

PROXY                                                           PROXY
                       KATY INDUSTRIES, INC.
           Annual Meeting of Stockholders - June 8, 1995
       This Proxy is Solicited on Behalf of the Board of Directors

The undersigned stockholder of Katy Industries, Inc. hereby appoints JOHN
R. PRANN, JR. and PAUL KUROWSKI and each of them, attorneys and proxies, with full power of substitution, to vote at the Annual Meeting of Stockholders to be held at The Metropolitan Club, 7800 E. Orchard Road, Greenwood Village, Colorado at 10:00 a.m. (local time) on Thursday,
June 8, 1995, and at any adjournments thereof, in the name of the undersigned and with the same force and effect as the undersigned could do if personally present, upon the matters set forth as indicated.

Nominees: Philip E. Johnson, John R. Prann, Jr., William F. Andrews, Daniel B. Carroll, Wallace E. Carroll, Jr., Arthur R. Miller,
William H. Murphy, Lutz R. Raettig, Charles W. Sahlman, Jacob Saliba and Glenn W. Turcotte.

See reverse side, if you wish to vote
in accordance with the Board of
Directors' recommendations, just sign
on the reverse side.  You need not
mark any boxes.
PLEASE MARK, SIGN, DATE AND MAIL
THIS PROXY CARD PROMPTLY, USING
THE ENCLOSED ENVELOPE.
(Continued and to be signed on
reverse side)
SEE REVERSE